ALLIANCE
                            ------------------------
                                  INSTITUTIONAL
                            ------------------------
                                    RESERVES
                            ------------------------

                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2001

                                   (UNAUDITED)

STATEMENT OF NET ASSETS
October 31, 2001 (unaudited)   Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            AGENCIES-36.7%
            Federal Home Loan
            Bank
$  125,000  2.32%, 9/19/02 FRN......       2.32%           $  125,000,000
   125,000  2.32%, 3/19/03 FRN......       2.32               125,000,000
   200,000  2.32%, 3/21/03 FRN......       2.37               199,862,355
    30,000  3.65%, 9/11/02..........       3.65                30,000,000
    90,000  12/05/01................       3.37                89,713,550
            Federal Home Loan
            Mortgage Corp.
    26,000  3.72%, 8/27/02..........       3.72                26,000,000
    75,000  12/20/01................       2.26                74,769,292
   180,000  11/21/01................       3.33               179,667,000
    75,000  12/06/01................       3.38                74,753,541
            Federal National
            Mortgage Association
   240,000  2.03%, 5/05/03 FRN......       2.11               239,722,056
   300,000  2.23%, 3/27/03 FRN......       2.31               299,665,947
   235,000  2.56%, 3/22/02 FRN......       2.56               235,000,000
    46,000  6.48%, 11/09/01.........       2.56                46,026,327
    38,000  11/15/01................       3.35                37,950,494
    50,000  11/08/01................       3.41                49,966,896
    85,000  1/31/02.................       3.46                84,256,581
    50,000  11/01/01................       3.51                50,000,000
            Student Loan Marketing
            Association FRN
   105,000  2.46%, 8/21/03..........       2.47               104,981,639
   190,000  2.53%, 12/12/01.........       2.54               189,997,936
    90,000  2.54%, 1/09/02..........       2.54                90,000,000
                                                           --------------
            Total U.S. Government
            Agencies
            (amortized cost
            $2,352,333,614).........                        2,352,333,614
                                                           --------------
            COMMERCIAL
            PAPER-26.2%
            Abbott Laboratories
    75,952  11/13/01................       2.43                75,890,479
            Allied Irish Banks PLC
    48,150  12/07/01................       3.31                47,990,623
            Banque Caisse
            d'Epargne L'Etat
    50,000  11/13/01................       3.51                49,942,900
    29,000  12/17/01................       3.91                28,855,113
            Bavaria Universal
            Funding Corp.
    22,165  11/02/01 (a)............       4.07                22,162,494
            Canadian Imperial
            Bank
    25,000  11/15/01................       2.45                24,976,181
            CBA Finance, Inc.
            (Delaware)
   115,000  11/15/01................       2.46               114,889,983
            Clipper Receivables
            Corp.
    50,000  11/14/01 (a)............       2.48                49,955,222
    40,000  11/08/01 (a)............       2.52                39,980,400
            Commerzbank AG
    50,000  11/01/01................       3.55                50,000,000
            CS First Boston, Inc.
    42,000  11/21/01 (a)............       3.94                41,908,067
            CXC, Inc.
    50,000  11/16/01 (a)............       3.40                49,929,167
    13,000  11/15/01 (a)............       3.45                12,982,558
            Dexia CLF Finance Co.
    69,000  11/26/01 (a)............       2.46                68,882,125
    25,000  11/14/01 (a)............       3.43                24,969,035
            Enterprise Funding
            Corp.
    93,151  11/19/01 (a)............       2.41                93,038,753
            Galaxy Funding, Inc.
    10,000  11/09/01 (a)............       3.45                 9,992,333
            General Dynamics
            Corp.
    34,000  11/15/01................       2.44                33,967,738
            HSBC Bank PLC
    62,000  12/17/01................       2.86                61,768,441
    32,000  11/19/01................       2.92                31,953,280
            HVB Finance, Inc.
    69,000  11/26/01................       2.46                68,882,125
            ING Insurance
            Holdings, Inc.
    15,000  11/28/01................       3.42                14,961,525
            Merck & Co., Inc.
   110,000  11/20/01 (a)............       2.35               109,863,570
   100,000  11/29/01 (a)............       2.35                99,817,222
            Montauk Funding Corp.
    27,000  11/20/01................       2.41                26,965,657
            Morgan Stanley
            Dean Witter
    90,000  11/09/01................       2.55                89,949,000
            National Australia
            Funding, Inc.
    25,000  12/18/01................       2.40                24,921,667
            National Rural Utility
            Corp.
    36,000  11/09/01................       2.60                35,979,200
            Nordea North America,
            Inc.
    25,000  11/08/01................       3.43                24,983,326
            Sheffield Receivables
            Corp.
    10,480  11/05/01 (a)............       3.45                10,475,983
            Societe Generale NA,
            Inc.
    85,000  12/13/01................       2.31                84,770,925
            Tasmanian Public
            Finance Corp.
    25,000  12/21/01 (a)............       2.52                24,912,500
            Verizon Network
            Funding
    50,000  11/15/01................       2.43                49,952,750
            Wells Fargo Corp.
    53,000  12/10/01................       2.32                52,866,793
    25,000  11/26/01................       2.53                24,956,077
                                                           --------------
            Total Commercial Paper
            (amortized cost
            $1,678,293,212).........                        1,678,293,212
                                                           --------------

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            CERTIFICATES OF
            DEPOSIT-18.8%
            Bank of Intessa
$   25,000  2.27%, 12/27/01.........       2.27%           $   25,000,193
    35,000  2.36%, 12/17/01.........       2.36                35,000,223
    10,000  2.45%, 11/19/01.........       2.44                10,000,025
    25,000  2.50%, 11/08/01.........       2.50                25,000,024
            Bank of Montreal
    35,000  2.45%, 11/15/01.........       2.45                35,000,000
    25,000  2.50%, 11/08/01.........       2.50                25,000,000
            Bank of Scotland
    27,000  2.37%, 11/19/01.........       2.37                27,000,000
            Canadian Imperial
            Bank
    50,000  2.46%, 11/26/01.........       2.46                50,000,000
            Chase Manhattan Bank
   110,000  2.48%, 11/06/01.........       2.48               110,000,000
            Citibank NA
    50,000  3.43%, 11/30/01.........       3.43                50,000,000
            Credit Agricole
            Indosuez
    50,000  3.90%, 11/30/01.........       3.90                50,000,000
            CS First Boston, Inc.
    38,000  2.48%, 11/15/01.........       2.46                38,001,311
            Danske Bank
    19,000  3.55%, 2/11/02..........       3.54                19,000,264
            Den Danske Corp.
    31,000  4.00%, 11/26/01.........       4.00                31,000,211
            First Tennessee Bank
    60,000  2.50%, 11/05/01.........       2.50                60,000,000
            KBC (Kredietbank-
            Cera) Bank
    35,000  2.50%, 11/06/01.........       2.50                35,000,000
            Landesbank
            Baden-Wurttemberg
    25,000  2.54%, 12/28/01.........       2.54                25,000,197
    95,000  3.00%, 11/19/01.........       2.99                95,000,236
            Landesbank-Hessen-
            Thueringen
    50,000  2.54%, 11/30/01.........       2.54                50,000,000
            Lloyds Bank PLC
    34,000  2.52%, 11/26/01.........       2.42                34,002,317
            Marshall & Ilsley Bank
    55,000  2.35%, 12/03/01.........       2.35                55,000,000
            Merita-Nordbanken
            PLC
    25,000  2.34%, 12/17/01.........       4.88                25,000,000
    50,000  2.46%, 11/13/01.........       4.88                50,000,000
            Nordeutsche
            Landesbank
    79,000  2.24%, 11/30/01.........       2.24                79,000,000
            Southtrust Bank NA
    38,000  3.47%, 11/16/01.........       3.47                38,000,000
            State Street Bank &
            Trust Co.
    38,000  3.45%, 11/15/01.........       3.45                38,000,000
            Svenska
            Handelsbanken
    33,000  2.31%, 11/30/01.........       2.29                33,000,552
            Westdeutsche
            Landesbank
    30,000  3.55%, 11/15/01.........       3.55                30,000,000
            Westpac Bank
    30,000  3.95%, 11/19/01.........       3.91                30,000,519
                                                           --------------
            Total Certificates
            of Deposit
            (amortized cost
            $1,207,006,072).........                        1,207,006,072
                                                           --------------
            REPURCHASE
            AGREEMENTS-9.5%
            Deutsche Bank
   100,000  2.26%, dated 10/25/01,
            due 12/26/01 in the
            amount of $100,389,222
            (cost $100,000,000;
            collateralized by
            $143,383,303 FHLMC and
            FNMAs, 6.113% to 7.50%,
            due 5/01/11 to 5/01/30,
            value $102,000,000) (b).       2.26               100,000,000
            Goldman Sachs & Co.
   200,000  2.50%, dated 10/03/01,
            due 11/05/01 in the
            amount of $200,458,333
            (cost $200,000,000;
            collateralized by
            $314,662,250 FHLMCs and
            FNMAs, 5.00% to 9.00%,
            due 9/03/06 to 11/01/31,
            value $204,000,000).....       2.50               200,000,000
            Salomon Smith Barney,
            Inc.
   310,000  2.26%, dated 10/25/01,
            due 12/24/01 in the
            amount of $311,167,667
            (cost $310,000,000;
            collateralized by
            $417,717,562 FHLMCs and
            FNMAs, 5.50% to 11.50%,
            due 10/01/03 to 9/01/31,
            value $316,358,567) (b).       2.26               310,000,000
                                                           --------------
            Total Repurchase
            Agreements
            (amortized cost
            $610,000,000)...........                          610,000,000
                                                           --------------

                               Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------

            CORPORATE
            OBLIGATIONS-7.8%
            Beta Finance, Inc. FRN
$   25,000  2.62%, 1/14/02 (a)......       2.62%           $   25,000,000
            Centauri Corp. USA,
            Inc.
    25,000  2.62%, 1/14/02 FRN (a)..       2.62                25,000,000
    57,000  4.40%, 4/26/02 (a)......       4.37                57,009,339
    30,000  4.42%, 4/25/02 (a)......       4.42                30,000,000
            Goldman Sachs Group
            LP FRN
    35,000  2.68%, 3/14/02 (a)......       2.53                35,021,313
    36,000  2.73%, 1/14/02 (a)......       2.58                36,016,478
            Hartford Life Insurance
            Co. FRN
    40,000  2.64%, 12/03/01 (a).....       2.64                40,000,000
            LaSalle National Bank
            NA
    32,000  2.83%, 11/19/01.........       2.83                32,000,000
    25,000  3.40%, 11/13/01.........       3.40                25,000,000
            Merrill Lynch & Co.,
            Inc. MTN
    28,000  4.18%, 6/05/02 (a)......       4.18                28,000,000
            Metlife Funding
            Agreement FRN
    63,000  2.64%, 1/02/02 (c)......       2.64                63,000,000
            Sigma Finance, Inc.
            FRN MTN
    25,000  2.58%, 10/07/02 (a).....       2.59                24,997,684
    30,000  2.63%, 11/01/01 (a).....       2.63                30,000,000
            Toyota Motor Credit
            Corp. FRN
    28,000  2.48%, 5/15/02 (a)......       2.48                28,000,000
            Travelers Life Funding
            Agreement FRN
    20,000  2.55%, 5/10/02 (c)......       2.55                20,000,000
                                                           --------------
            Total Corporate
            Obligations
            (amortized cost
            $499,044,814)...........                          499,044,814
                                                           --------------
            TIME DEPOSITS-4.5%
            Deutsche Bank AG
   155,000  2.63%, 11/01/01.........       2.63               155,000,000
            Dresdner Bank
   135,000  2.66%, 11/01/01.........       2.66               135,000,000
                                                           --------------
            Total Time Deposits
            (amortized cost
            $290,000,000)...........                          290,000,000
                                                           --------------
            TOTAL
            INVESTMENTS-103.5%
            (amortized cost
            $6,636,677,712).........                        6,636,677,712
            Other assets less
            liabilities-(3.5%)......                         (227,454,961)
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            3,276,555,689 Class A
            shares, 2,618,470,539
            Class B shares and
            514,158,571 Class C
            shares outstanding).....                       $6,409,222,751
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2001
(unaudited)               Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            AGENCIES-74.6%
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-26.4%
$  100,000  0.01%, 5/05/03 FRN......       0.01%           $   99,884,190
   100,000  2.23%, 9/27/02 FRN......       2.23                99,936,928
   100,000  2.23%, 3/27/03 FRN......       2.23                99,888,649
    15,000  2.56%, 3/22/02 FRN......       2.56                15,000,000
    15,000  6.50%, 11/14/01.........       6.50                15,014,138
    10,000  1/17/02.................       2.19                 9,953,158
    15,315  11/27/01................       2.31                15,289,450
    25,000  12/20/01................       2.44                24,917,142
    15,000  12/06/01................       3.37                14,950,854
    25,000  11/06/01................       3.38                24,988,264
    16,000  12/06/01................       3.38                15,947,422
    15,000  11/01/01................       3.48                15,000,000
                                                           --------------
                                                              450,770,195
                                                           --------------
            FEDERAL HOME LOAN
            MORTGAGE CORP.-19.4%
    25,000  1/24/02.................       2.21                24,871,375
    18,316  12/14/01................       2.26                18,266,557
    18,850  12/04/01................       2.31                18,810,085
    23,519  11/27/01................       2.36                23,478,913
    50,000  11/13/01................       2.69                49,955,167
    50,000  11/06/01................       2.70                49,981,250
    30,000  12/13/01................       3.18                29,888,700
    25,000  11/19/01................       3.25                24,959,375
     7,300  11/15/01................       3.35                 7,290,490
     2,420  11/16/01................       3.35                 2,416,622
    22,925  11/29/01................       3.38                22,864,733
    40,000  11/15/01................       3.40                39,947,111
    18,254  11/08/01................       3.47                18,241,683
                                                           --------------
                                                              330,972,061
                                                           --------------
            FEDERAL HOME LOAN
            BANK-16.8%
    50,000  2.32%, 9/19/02 FRN......       2.32                50,000,000
    50,000  2.32%, 3/19/03 FRN......       2.32                50,000,000
   100,000  2.32%, 3/21/03 FRN......       2.32                99,931,123
    25,000  11/23/01................       2.25                24,965,625
    21,494  12/19/01................       2.26                21,429,232
    25,000  11/09/01................       3.38                24,981,250
    15,000  11/07/01................       3.45                14,991,375
                                                           --------------
                                                              286,298,605
                                                           --------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-12.0%
    50,000  2.46%, 8/21/03 FRN......       2.46                49,991,257
    40,000  2.53%, 12/11/01 FRN.....       2.53                39,999,576
    14,000  2.53%, 12/12/01 FRN.....       2.53                13,999,848
    10,000  2.54%, 1/09/02 FRN......       2.54                10,000,000
    50,000  2.56%, 3/18/02 FRN......       2.56                50,035,857
    15,000  2.59%, 2/26/02 FRN......       2.59                15,001,341
    25,000  2.62%, 2/08/02 FRN......       2.62                25,002,392
                                                           --------------
                                                              204,030,271
                                                           --------------
            Total U.S. Government
            Agencies
            (amortized cost
            $1,272,071,132).........                       $1,272,071,132
                                                           --------------
            REPURCHASE
            AGREEMENTS-31.1%
            Bank of America Corp.
    80,000  2.62%, date 10/30/01,
            due 11/01/01 in the
            amount of $80,005,822
            (cost $80,000,000;
            collateralized by
            $79,188,352 FNMA,
            7.00%, due 10/01/31,
            value $81,600,00) (b)...       2.62                80,000,000
            CS First Boston Corp.
    50,000  2.53%, dated 10/02/01,
            due 11/05/01 in the
            amount of $50,119,472
            (cost $50,000,000;
            collateralized by
            $50,000,000 FHLMC and
            FNMA, 7.354% to 8.00%,
            due 7/01/20 to 5/01/31,
            value $51,109,000) (b)..       2.53                50,000,000
            Goldman Sachs & Co.
    75,000  2.40%, dated 10/05/01,
            due 12/03/01 in the
            amount of $75,295,000
            (cost $75,000,000;
            collateralized by
            $126,296,589 FHLMCs and
            FNMAs, 5.00% to 9.00%,
            due 9/01/06 to 10/01/31,
            value $76,500,000) (b)..       2.40                75,000,000
            Morgan Stanley
            Dean Witter
    70,000  2.41% to 3.32%, dated
            9/07/01 to 10/03/01, due
            11/09/01 to 12/03/01 in
            the amount of $70,320,381
            (cost $70,000,000;
            collateralized by
            $89,236,144 FHLMCs,
            6.00% to 7.50%, due
            8/01/08 to 9/01/31,
            value $71,540,282) (b)..       3.32                70,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            Paribas Corp.
$   35,000  2.34%, date 10/11/01,
            due 12/10/01 in the
            amount of $35,136,500
            (cost $35,000,000;
            collateralized by
            $34,291,000 FHLB,
            FHLMC and FNMA,
            5.48% to 6.875%,
            due 1/08/09 to 5/15/11,
            value $36,240,230) (b)..       2.34%           $   35,000,000
            Paribas Corp.
    50,000  2.50%, dated 10/02/01,
            due 11/02/01 in the
            amount of $50,107,639
            (cost $50,000,000;
            collateralized by
            $66,144,685 FHLMCs and
            FNMAs, 4.75% to 5.75%,
            due 3/15/04 to 2/01/14,
            value $51,435,413)......       2.50                50,000,000
            Prudential Securities,
            Inc.
    25,000  2.25%, dated 10/26/01,
            due 12/26/01 in the
            amount of $25,095,313
            (cost $25,000,000;
            collateralized by
            $23,489,000 GNMAs
            and U.S. Treasury Notes,
            6.50% to 7.875%, due
            11/15/04 to 4/20/31,
            value $25,500,108) (b)..       2.25                25,000,000
            Prudential Securities,
            Inc.
    50,000  2.40%, dated 10/18/01,
            due 11/16/01 in the
            amount of $50,096,667
            (cost $50,000,000;
            collateralized by
            $72,435,266 FHLBs,
            FHLMCs, FICOs,
            FNMAs, GNMA, RFINs,
            TVA, U.S. Treasury Bills,
            U.S. Treasury Bonds and
            U.S. Treasury Notes,
            0.00% to 9.25%, due
            12/05/01 to 7/20/30,
            value $51,000,031) (b)..       2.40                50,000,000
            Salomon Smith Barney,
            Inc.
    25,000  2.26%, dated 10/25/01,
            due 12/24/01 in the
            amount of $25,094,167
            (cost $25,000,000;
            collateralized by
            $31,805,850 FHLMCs
            and FNMAs, 5.50%
            to 8.00%, due 12/01/13
            to 7/01/31, value
            $25,500,755) (b)........       2.26                25,000,000
            Salomon Smith Barney,
            Inc.
    50,000  2.35%, dated 10/12/01,
            due 12/12/01 in the
            amount of $50,199,097
            (cost $50,000,000;
            collateralized by
            $67,489,453 FHLMCs and
            FNMAs, 5.50% to 9.50%,
            due 5/01/04 to 6/01/31,
            value $51,042,000) (b)..       2.35                50,000,000
            State Street Bank and
            Trust Co.
    19,800  2.53%, dated 10/31/01,
            due 11/01/01 in the
            amount of $19,801,392
            (cost $19,800,000;
            collateralized by
            $19,570,000 FHLB,
            5.00%, due 2/28/03,
            value $20,398,653)......       2.53                19,800,000
                                                           --------------
            Total Repurchase
            Agreements
            (amortized cost
            $529,800,000)...........                          529,800,000
                                                           --------------
            TOTAL
            INVESTMENTS-105.7%
            (amortized cost
            $1,801,871,132).........                        1,801,871,132
            Other assets less
            liabilities-(5.7%)......                          (97,758,823)
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            864,091,294 Class A
            shares, 666,380,279
            Class B shares and
            173,743,196 Class C
            shares outstanding).....                       $1,704,112,309
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2001
(unaudited)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-90.9%
            ALABAMA-3.1%
            Alabama Special Care
            Facilities Authority
            (Ascension Health Credit)
            Series 99B
$    5,000  11/15/39 (e)............       2.15%           $    5,000,000
            (Ascension Health Credit)
            Series 99B
    13,000  11/15/39 (e)............       2.15                13,000,000
            Bessemer Medical
            Clinic Board
            (Lloyd Noland Foundation)
            Series A
    25,000  10/01/30 (e)............       2.25                25,000,000
            Birmingham Financial
            Authority
            (Carraway Methodist
            Health Systems)
            Series 98
     9,700  8/15/28 (e).............       1.98                 9,700,000
            Mobile Medical
            Clinic Board
            (Spring Hill Professional
            Ltd.)
            Series 96
     2,840  2/01/11 (e).............       2.20                 2,840,000
                                                           --------------
                                                               55,540,000
                                                           --------------
            ARIZONA-1.2%
            Coconino County PCR
            (Arizona Public Service)
            Series 94A AMT
     5,000  10/01/29 (e)............       2.05                 5,000,000
            Maricopa County PCR
            (Arizona Public Service
            Palo Verde Project)
            Series 94B
     4,400  5/01/29 (e).............       2.05                 4,400,000
            Phoenix IDA
            (Desert Botanical Garden
            Project)
    12,000  7/01/35 (e).............       2.05                12,000,000
                                                           --------------
                                                               21,400,000
                                                           --------------
            ARKANSAS-0.3%
            Warren Solid Waste
            Disposal
            (Potlatch Corp. Project)
     5,150  4/01/12.................       2.15                 5,150,000
                                                           --------------
            CALIFORNIA-1.6%
            California Higher
            Education Loan Authority
            (Student Loan Revenue)
            Series A-2
     7,800  4/01/02 (e).............       3.15                 7,800,000
            California State RAN
            Series B
    20,000  6/28/02 (e).............       2.28                20,000,000
                                                           --------------
                                                               27,800,000
                                                           --------------
            CONNECTICUT-0.9%
            Connecticut GO
            Series 01
    16,845  2/15/21 (e).............       2.15                16,845,000
                                                           --------------
            DELAWARE-0.5%
            Delaware Economic
            Development Authority
            IDR
            (Delmarva Power & Light)
            Series 93C
     9,200  10/01/28 (e)............       2.05                 9,200,000
                                                           --------------
            DISTRICT OF
            COLUMBIA-2.0%
            District of Columbia
            GO FSA
            Series 00A
    16,500  6/01/15 (e).............       2.10                16,500,000
            Series 00B
    18,475  6/01/30 (e).............       2.10                18,475,000
                                                           --------------
                                                               34,975,000
                                                           --------------
            FLORIDA-3.3%
            Broward County HFA
            (Reflections Apts.)
            Series 99
     1,500  12/01/29 (e)............       2.00                 1,500,000
            Broward County
            MFHR
            (Fishermens Landing)
            Series 99
     5,900  11/01/07 (e)............       2.00                 5,900,000
            Capital Project
            Financial Authority
            (Loan Program AAAE
            Airports Project)
            Series 00H
    10,315  12/01/30 (e)............       2.15                10,315,000
            Highlands County
            Health Facilities
            (Adventist/Sunbelt)
            Series A
     8,245  11/15/26 (e)............       2.10                 8,245,000
            Hillsborough County
            HFA MFHR
            (Brandon Crossing Apts.)
            Series 98A AMT
     5,310  12/01/29 (e)............       2.15                 5,310,000
            Jacksonville Hospital
            Revenue & Refunding
            Bonds
            (Genesis Rehabilitation)
            Series 96
     3,100  5/01/21 (e).............       2.05                 3,100,000

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Orange County
            Health Facilities
            (Florida Hospital Assoc.)
            Series 00A
$   20,000  6/01/30 (e).............       2.15%           $   20,000,000
            Palm Beach County
            HFA MFHR
            (Cotton Bay Apts.)
            Series 88D
     4,600  11/01/07 (e)............       1.95                 4,600,000
                                                           --------------
                                                               58,970,000
                                                           --------------
            GEORGIA-6.4%
            Bibb County
            Development Authority
            (Trustee of Mount
            De Sales Academy)
            Series 00
     6,000  3/01/20 (e).............       2.10                 6,000,000
            Columbia Elderly
            Authority Residential
            Care Facilities
            (Augusta Residential
            Center on Aging)
     3,255  1/01/21 (e).............       2.10                 3,255,000
            De Kalb Development
            Authority
            (Atlanta Jewish
            Community Center)
     5,080  9/01/24 (e).............       2.10                 5,080,000
            Fulton County
            (Spelman College Project)
            Series 99
     8,000  11/01/20 (e)............       2.10                 8,000,000
            Fulton County
            HFA MFHR
            (Hampton Hills Apts.
            Project)
     5,000  6/01/23.................       2.10                 5,000,000
            Fulton County MFHR
            (Spring Creek Crossing)
            Series 94
    13,600  10/01/24 (e)............       2.00                13,600,000
            Fulton School District
            Notes
            (Construction Sales Tax)
    15,000  12/28/01................       3.12                15,014,397
            Gainsville & Hall
            County
            (Senior Living Facility
            Lanier Village)
            Series 99A
     7,500  11/15/10 (e)............       2.15                 7,500,000
            Metropolitan Atlanta
            Rapid Transit
            (Sales Tax Revenue)
            Series 00A
    38,520  7/01/25 (e).............       2.05                38,520,000
            Richmond County
            SWDR
            (Evergreen Nylon
            Recycling)
            Series 98 AMT
    12,000  7/01/32 (e).............       2.05                12,000,000
                                                           --------------
                                                              113,969,397
                                                           --------------
            ILLINOIS-8.7%
            Aurora Kane & DuPage
            IDR
            (Jania Family LLC
            Project)
            Series 99 AMT
     6,240  12/01/29 (e)............       2.35                 6,240,000
            Chicago Board of
            Education FSA
            (Unlimited Tax GO
            Bonds)
            Series 00B
    16,000  3/01/32 (e).............       2.15                16,000,000
            (Unlimited Tax GO
            Bonds)
            Series 00D
    10,000  3/01/32 (e).............       2.15                10,000,000
            Chicago Illinois
            (Homestart Program)
            Series A
    10,000  6/01/05 (e).............       2.20                10,000,000
            Des Plaines
            Cook County IDR
            (CP Partners LLC
            Project)
            Series 97A
     6,450  11/01/15 (e)............       2.35                 6,450,000
            Elmhurst Hospital
            Revenue
            (Joint Comm. Health
            Organization)
            Series 88
     9,410  7/01/18 (e).............       2.10                 9,410,000
            Illinois Development
            Finance Authority
            (Contemporary Art
            Museum)
            Series 94
     5,100  2/01/29 (e).............       2.05                 5,100,000
            Illinois Development
            Finance Authority
            MFHR
            (Cinnamon Lake Towers)
            Series 97 AMT
     5,300  4/15/37 (e).............       2.15                 5,300,000
            Illinois Development
            Finance Authority
            Revenue
            (Council for Jewish
            Elderly)
            Series 95
     6,850  3/01/15 (e).............       2.10                 6,850,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Illinois Educational
            Facilities Authority
            (Cultural Pooled
            Financing Program)
            Series 85
$    9,570  12/01/25 (e)............       2.05%           $    9,570,000
            (National Louis
            University)
     8,355  6/01/29 (e).............       2.10                 8,355,000
            Illinois Health
            Facilities Authority
            (Franciscan Eldercare)
            Series 96E
     5,560  5/15/27 (e).............       2.00                 5,560,000
            Illinois Health Facilities
            Authority FSA
            (Resurrection Health
            Project)
            Series 99A
    10,500  5/15/29 (e).............       2.05                10,500,000
            (Resurrection Health
            Project)
            Series 99B
    15,450  5/15/29 (e).............       2.00                15,450,000
            Madison County
            (Shell Wood River
            Project)
            Series 97A AMT
     4,500  3/01/33 (e).............       2.15                 4,500,000
            Madison County
            SWDR
            (Shell Wood River
            Project)
            Series 97A AMT
    10,000  3/01/33 (e).............       2.15                10,000,000
            Southwestern
            Development Authority
            PCR
            (Shell Wood River)
            Series 95 AMT
     5,625  11/01/25................       2.15                 5,625,000
            Southwestern Illinois
            SWDR
            (Shell Oil/Wood River
            Project)
            Series 91 AMT
     4,500  8/01/21 (e).............       2.15                 4,500,000
            Tinley Park Special
            Assessment District
            (Millennium Lakes
            Development)
     6,469  2/01/08 (e).............       2.05                 6,469,000
                                                           --------------
                                                              155,879,000
                                                           --------------
            INDIANA-6.3%
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 00A AMT
     4,000  1/01/30 (e).............       2.00                 4,000,000
            (Toyota Motor
            Manufacturing Project)
            Series 97 AMT
     7,500  10/01/27 (e)............       2.00                 7,500,000
            (Toyota Motor
            Manufacturing Project)
            Series 98 AMT
    10,000  1/01/28 (e).............       2.00                10,000,000
            (Toyota Motor
            Manufacturing Project)
            Series 99A AMT
     2,000  1/01/29 (e).............       2.00                 2,000,000
            Indiana Development
            Finance Authority PCR
            (Alcoa, Inc. Project)
            Series 99
    13,905  1/01/17 (e).............       1.98                13,905,000
            Indiana Health Facility
            Financing Authority
            (Ascension Health)
            Series 99B
    16,000  11/15/39 (e)............       2.15                16,000,000
            (Senior Living
            Greencroft Obligation)
            Series 00
    12,560  9/01/30 (e).............       2.15                12,560,000
            Indiana State
            Development Finance
            Authority
            (Indianapolis Museum Art)
            Series 01
    25,000  2/01/36 (e).............       2.05                25,000,000
            Indianapolis Resource
            Recovery
            (Ogden Martin System)
            Series 87 AMT
     5,100  12/01/16 (e)............       2.05                 5,100,000
            (Ogden Martin System,
            Inc.)
            AMBAC
     6,285  12/01/01................       3.15                 6,301,897
            Whiting PCR
            (Amoco Oil Project)
            Series 99 AMT
     4,200  1/01/26 (e).............       2.15                 4,200,000
            (Amoco Oil)
            Series 00 AMT
     5,900  7/01/31 (e).............       2.15                 5,900,000
                                                           --------------
                                                              112,466,897
                                                           --------------

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            KANSAS-0.5%
            Lenexa Health Care
            Facility
            (Lakeview Village)
            Series A
$    9,160  5/15/26 (e).............       2.15%           $    9,160,000
                                                           --------------
            KENTUCKY-3.7%
            Breckinridge County
            (Kentucky Association of
            County Leasing Trust)
            Series 01A
    10,000  2/01/31 (e).............       2.05                10,000,000
            (Kentucky Association of
            County Leasing Trust)
            Series 99
    17,555  12/01/29 (e)............       2.05                17,555,000
            Henderson
            (Hospital Association
            Health Facilities)
            Series 00A
     5,000  12/01/30 (e)............       2.15                 5,000,000
            Jeffersontown
            (League of Cities
            Fund Trust)
            Series 00
    27,510  3/01/30 (e).............       2.05                27,510,000
            Kenton Airport Board
            (Delta Air Lines Project)
            Series 00B
     6,000  10/01/30 (e)............       2.00                 6,000,000
                                                           --------------
                                                               66,065,000
                                                           --------------
            LOUISIANA-2.7%
            Ascension Parish
            (Shell Chemical Project)
            Series 00 AMT
     3,130  12/27/35 (e)............       2.15                 3,130,000
            Calcasieu Parish IDR
            (Citgo Petroleum Corp.)
            Series 94 AMT
     7,000  12/01/24 (e)............       2.15                 7,000,000
            Lake Charles Harbor
            & Term Port
            Improvement
            (Global Industries)
            Series 97 AMT
    11,400  11/01/27 (e)............       1.95                11,400,000
            Lincoln Parish SWDR
            (Willamette Industries
            Project)
            Series 96 AMT
       900  4/01/26 (e).............       2.00                   900,000
            St. Charles Parish IDR
            (Shell Oil)
            Series 92A AMT
     3,200  10/01/22 (e)............       2.15                 3,200,000
            St. Charles Parish PCR
            (Shell Oil Co. Project)
            Series 91 AMT
     7,200  11/01/21 (e)............       2.15                 7,200,000
            (Shell Oil Co. Project)
            Series 93 AMT
    15,000  9/01/23 (e).............       2.15                15,000,000
                                                           --------------
                                                               47,830,000
                                                           --------------
            MAINE-0.3%
            South Berwick
            Education Revenue
            (Berwick Academy Issue)
            Series 00
     6,000  8/01/24 (e).............       2.20                 6,000,000
                                                           --------------
            MARYLAND-0.1%
            Maryland Stadium
            Authority
            (Sports Facilities Lease)
            Series 99 AMT
     1,950  12/15/19 (e)............       2.05                 1,950,000
                                                           --------------
            MICHIGAN-5.2%
            City of Detroit FGIC
            (Sewage Disposal System)
            Series 01 C-2
    22,165  7/01/29 (e).............       2.10                22,165,000
            City of Detroit FSA
            (Sewage Disposal System)
            Series 01 C-1
    10,000  7/01/27 (e).............       2.10                10,000,000
            Michigan State FSA
            (Grant Anticipation Notes)
            Series 01A
    15,300  9/15/08 (e).............       1.90                15,300,000
            Michigan State Hospital
            Finance Authority
            (Mt. Clemens
            General Hospital)
            Series 00
     6,800  3/01/15 (e).............       2.20                 6,800,000
            (Mt. Clemens
            General Hospital)
            Series 94
    13,060  8/15/15 (e).............       1.95                13,060,000
            (Trinity Health
            Credit Group)
            Series 00E
     9,770  12/01/30 (e)............       2.10                 9,770,000
            Michigan Strategic
            Fund IDR
            (Grayling General Project)
            Series 90 AMT
     8,229  1/01/14 (e).............       2.00                 8,229,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Wayne Charter County
            Airport Revenue
            (Detroit Metro Wayne
            Airport AMT)
            Series 01
$    7,500  12/01/08................       2.08%           $    7,500,000
                                                           --------------
                                                               92,824,000
                                                           --------------
            MINNESOTA-1.3%
            Center City Health
            Care Authority
            (Hazelden Foundation
            Project)
            Series 00
     7,100  11/01/20 (e)............       2.20                 7,100,000
            Cloquet
            (Potlatch Corp. Project)
            Series 96A AMT
     5,000  4/01/26 (e).............       2.15                 5,000,000
            (Potlatch Corp. Project)
            Series 99C AMT
     6,900  4/01/29 (e).............       2.15                 6,900,000
            Coon Rapids
            (Health Central
            System Project)
     3,900  8/01/15 (e).............       2.20                 3,900,000
            Cottage Grove
            (Minnesota Mining
            & Manufacturing Co.
            Project)
     1,000  8/01/12 (e).............       2.27                 1,000,000
                                                           --------------
                                                               23,900,000
                                                           --------------
            MISSISSIPPI-1.1%
            Mississippi Business
            Finance Corp.
            (Jackson Medical Mall
            Foundation)
            Series 00A
    20,500  11/01/18 (e)............       2.15                20,500,000
                                                           --------------
            MISSOURI-2.4%
            Boone County IDA
            (Minnesota Mining
            & Manufacturing Co.
            Project)
       500  12/01/25 (e)............       2.20                   500,000
            Kansas City MFHR
            (Coach House
            North Apts.)
            Series 00
     7,000  11/01/30 (e)............       2.15                 7,000,000
            Missouri HEFA
            (Lutheran Senior
            Services)
            Series 00
    35,000  2/01/31 (e).............       2.00                35,000,000
                                                           --------------
                                                               42,500,000
                                                           --------------
            NEBRASKA-0.8%
            Lancaster Hospital
            Authority
            (Immanuel Health System
            Williamsburg)
            Series 00A
    14,780  7/01/30 (e).............       2.05                14,780,000
                                                           --------------
            NEVADA-0.4%
            Clark County SWDR
            (Nevada Cogeneration
            Assoc. 2)
            AMT
     3,300  12/01/22 (e)............       2.15                 3,300,000
            Henderson Public
            Improvement Trust
            MFHR
            (Pueblo Verde 1 Apts.)
            Series 95A
     4,150  8/01/26 (e).............       2.25                 4,150,000
                                                           --------------
                                                                7,450,000
                                                           --------------
            NEW HAMPSHIRE-0.8%
            New Hampshire Health
            & Education Facilities
            (Colby Sawyer College)
            Series 01
     5,500  6/01/31 (e).............       2.15                 5,500,000
            New Hampshire Health
            & Education Facilities
            Authority Revenue
            (Southern New Hampshire
            Medical Center)
            Series 01
     5,000  10/01/30 (e)............       2.20                 5,000,000
            New Hampshire HEFA
            (Hunt Community Issue)
            Series 96
     3,515  5/01/26 (e).............       2.15                 3,515,000
                                                           --------------
                                                               14,015,000
                                                           --------------
            NEW MEXICO-0.3%
            Hurley PCR
            (British Petroleum)
            Series 85
     5,700  12/01/15 (e)............       2.05                 5,700,000
                                                           --------------
            NEW YORK-0.6%
            New York City
            Transitional Finance
            Authority
            (Future Tax Secured)
            Series 98-A1
    11,025  11/15/26 (e)............       1.80                11,025,000
                                                           --------------

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            NORTH
            CAROLINA-2.7%
            Capital Facilities
            Financial Agency
            (Student Housing Facility
            Revenue)
            Series 01
$    5,700  7/01/32 (e).............       2.20%           $    5,700,000
            Charlotte Airport
            Revenue MBIA
            (Charlotte-Douglas Airport)
            Series 93A
    10,270  7/01/16 (e).............       1.90                10,270,000
            City of Durham Water
            & Sewer Revenue
            (Utility Systems Revenue)
            Series 94
     5,045  12/01/15 (e)............       2.05                 5,045,000
            Educational Facilities
            Financial Agency
            (Cardinal Gibbons
            High School)
            Series 99
     4,430  8/01/14 (e).............       2.15                 4,430,000
            (Gardner Webb
            University)
     2,600  7/01/19 (e).............       2.10                 2,600,000
            Gaston Industrial
            Facilities PCR
            (Duke Energy Corp.)
            Series 99 AMT
     2,300  10/01/12 (e)............       2.20                 2,300,000
            Medical Care
            Community Retirement
            Facilities Revenue
            (Aldersgate Project)
            Series 01
       825  1/01/31 (e).............       2.05                   825,000
            North Carolina Capital
            Facility Finance Authority
            (Greensboro Day School)
            Series 01
     6,100  7/01/21 (e).............       2.15                 6,100,000
            Raleigh Durham
            Airport Revenue
            (American Airlines)
            Series 95A
     2,820  11/01/15 (e)............       2.05                 2,820,000
            University of North
            Carolina Chapel Hill
            (Board of Governors)
            Series 01B
     9,115  12/01/25 (e)............       1.90                 9,115,000
                                                           --------------
                                                               49,205,000
                                                           --------------
            OHIO-2.7%
            Cleveland Airport
            Systems Revenue FSA
            Series C
    16,400  1/01/31 (e).............       2.05                16,400,000
            Cuyahoga Health Care
            (Judson Retirement
            Community)
            Series 00
     4,315  11/15/19 (e)............       2.15                 4,315,000
            Evendale Ohio IDR
            (SHV Real Estate, Inc.)
            Series 85
     3,800  9/01/15 (e).............       2.10                 3,800,000
            Franklin
            (Trinity Health Credit
            Group)
            Series 00F
    15,000  12/01/30 (e)............       2.15                15,000,000
            Franklin County MFHR
            (Hanover Ridge Apts.)
            Series 00 AMT
     2,550  12/15/30 (e)............       2.15                 2,550,000
            Ohio Air Quality
            Development Authority
            (JMG Funding LP
            Partnership)
            Series 95B AMT
     4,000  4/01/29 (e).............       2.00                 4,000,000
            Warren County IDA
            (Pioneer Industrial
            Components Project)
            Series 85
     1,750  12/01/05 (e)............       2.20                 1,750,000
                                                           --------------
                                                               47,815,000
                                                           --------------
            OKLAHOMA-1.0%
            Rural Enterprises
            (Governmental Financing
            Program)
            Series 00A
    18,000  10/01/30 (e)............       2.15                18,000,000
                                                           --------------
            PENNSYLVANIA-4.7%
            Allegheny County IDA
            (United Jewish Federation
            Project)
            Series 96A
     4,940  10/01/26 (e)............       2.15                 4,940,000
            Emmaus Local
            Government General
            Authority Revenue
            Series B-21
     6,400  3/01/24 (e).............       2.00                 6,400,000
            Series F-15
     4,000  3/01/24 (e).............       2.00                 4,000,000
            Harrisburg
            Authority Adjustable
            Rate Bonds
            Series 01
    28,000  3/01/34 (e).............       2.13                28,000,000
            Indiana County IDR
            (Conemaugh Project)
            Series 97A AMT
     1,000  6/01/27 (e).............       2.10                 1,000,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Lehigh County
            General Purpose
            (St Lukes Hospital Project)
            Series 01
$    4,800  7/01/31 (e).............       2.05%           $    4,800,000
            Montgomery County
            Higher Education &
            Health Loan Revenue
            Series 97A
     6,735  4/01/17 (e).............       2.10                 6,735,000
            Pennsylvania Higher
            Educational Facility
            (University of
            Pennsylvania Hospital)
            Series 98B
     7,780  1/01/26 (e).............       2.05                 7,780,000
            Pennsylvania State
            University
            Series 01A
     1,000  4/01/31.................       2.07                 1,000,000
            Philadelphia County
            IDA
            (Cliveden Maplewood
            Project)
            Series 99
     6,840  1/01/24 (e).............       2.15                 6,840,000
            Philadelphia Hospital
            & Higher Education
            (Wills Eye Hospital Project)
            Series 00
    13,000  11/01/30 (e)............       2.10                13,000,000
            Venango IDR
            (Penzoil Co. Project)
            Series 82A
       285  12/01/12 (e)............       2.50                   285,000
                                                           --------------
                                                               84,780,000
                                                           --------------
            RHODE ISLAND-0.5%
            Coventry BAN
     9,500  12/12/01................       3.08                 9,505,410
                                                           --------------
            SOUTH
            CAROLINA-1.0%
            Berkeley County IDR
            (Amoco Chemical Project)
            Series 97 AMT
     2,400  4/01/27 (e).............       2.15                 2,400,000
            Florence County PCR
            (Roche Carolina, Inc.
            Project)
            Series 98 AMT
     9,100  4/01/28 (e).............       2.15                 9,100,000
            South Carolina Jobs
            Economic Development
            (Baptist Ministries)
            Series 00
     7,100  7/01/20 (e).............       2.10                 7,100,000
                                                           --------------
                                                               18,600,000
                                                           --------------
            TENNESSEE-6.3%
            Chattanooga HEFA
            (CDFI Phase I, LLC
            Project)
            Series 01A
    10,440  10/01/21 (e)............       2.10                10,440,000
            Clarksville Public
            Building Authority
            Series 97
     9,170  11/01/27 (e)............       2.15                 9,170,000
            Education Funding
            of the South
            (Student Funding Corp.)
            Series 87A-3 AMT
     9,900  12/01/17 (e)............       2.00                 9,900,000
            Hendersonville
            Educational Facility
            (Pope John Paul II
            High School)
            Series 00
     5,000  12/01/20 (e)............       2.10                 5,000,000
            Knox Health Educational
            & Housing Board
            (Laughlin Memorial
            Hospital, Inc.)
            Series 01A-1
    10,000  10/01/28................       2.05                10,000,000
            (THA Solutions Group
            Poored Hospital Program)
            Series 99
    14,845  5/01/29 (e).............       2.15                14,845,000
            Montgomery County
            (Public Building Authority
            Loan Pool)
            Series 95
    11,140  3/01/25 (e).............       2.15                11,140,000
            Stewart County IDA
            (Standard Gypsum Project)
            Series 99 AMT
    28,050  5/01/34 (e).............       2.05                28,050,000
            Stewart County IDR
            (Standard Gypsum Project)
            Series 99B AMT
    10,000  5/01/34 (e).............       2.05                10,000,000
            Volunteer State Student
            Funding Corp.
            (Student Funding Corp.)
            Series 88A-1 AMT
     4,000  12/01/23 (e)............       1.95                 4,000,000
                                                           --------------
                                                              112,545,000
                                                           --------------
            TEXAS-7.3%
            Austin
            (Airport System Revenue
            Notes)
            Series 95A AMT
     2,900  11/15/17 (e)............       2.00                 2,900,000

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Bexar Health Facility
            Development Corp.
            (Air Force Village)
$   14,100  8/15/30 (e).............       2.15%           $   14,100,000
            Calhoun County
            Port Authority
            (British Petroleum Project)
            Series 98 AMT
     3,000  1/01/24 (e).............       2.15                 3,000,000
            Cameron Education
            Corp.
            (Dallas Jewish
            Community Foundation)
            Series 00
     7,700  12/01/30 (e)............       2.00                 7,700,000
            Grapevine Industrial
            Development Corporation
            (Trencor Jetco, Inc.)
            AMT
     6,000  4/01/19 (e).............       2.15                 6,000,000
            Grayson County IDA
            (Aluminum Co. of America)
     7,000  12/01/02 (e)............       2.08                 7,000,000
            Gulf Coast IDA
            (Amoco Oil Co.)
            Series 93 AMT
     9,000  4/01/28 (e).............       2.15                 9,000,000
            Gulf Coast PCR
            (Amoco Oil Co.)
            Series 01 AMT
     3,000  4/01/32 (e).............       2.15                 3,000,000
            Series 93 AMT
     5,050  5/01/23 (e).............       2.15                 5,050,000
            (Exxon Mobil Project)
            Series 00 AMT
    10,000  6/01/30 (e).............       2.05                10,000,000
            Gulf Coast SWDR
            (Amoco Oil Co. Project)
            Series 98 AMT
     5,100  1/01/26 (e).............       2.15                 5,100,000
            Harris County PCR
            (Exxon Project)
            Series 87 AMT
     4,700  8/15/27 (e).............       2.05                 4,700,000
            Metropolitan Higher
            Education Authority
            (University of Dallas)
            Series 99
     6,770  5/01/19 (e).............       2.20                 6,770,000
            North Central Health
            Facility Development
            (Northwest Senior
            Housing Corp.)
            Series C
    17,500  11/15/29 (e)............       2.15                17,500,000
            Texas Small Business
            IDR
            (Public Facilities
            Capital Access)
    12,965  7/01/26 (e).............       2.05                12,965,000
            Texas TRAN
            Series 01
    15,000  8/29/02.................       2.48                15,154,566
            Westside Calhoun PCR
            (BP Chemical Project)
            Series 00 AMT
     1,400  10/01/30 (e)............       2.15                 1,400,000
                                                           --------------
                                                              131,339,566
                                                           --------------
            UTAH-0.2%
            Alpine School District
            AMBAC
     3,000  3/15/02.................       5.25                 3,021,525
                                                           --------------
            VIRGINIA-4.1%
            Capital Region Airport
            (Passenger Facility
            Charge Revenue)
            Series B
     6,000  6/01/29 (e).............       2.15                 6,000,000
            Chesapeake Hospital
            Authority
            (Chesapeake General
            Hospital)
            Series 01A
    17,800  7/01/31 (e).............       2.00                17,800,000
            Clarke County IDA FSA
            (Winchester Medical
            Center, Inc.)
            Series 00
    11,350  1/01/30 (e).............       2.10                11,350,000
            Fairfax County IDA
            (Fair Lakes/ D&K LP)
            Series 96 AMT
     3,310  8/01/16 (e).............       2.10                 3,310,000
            Harrisonburg IDA
            (Wachovia Pooled Loan
            Program)
            Series 00
    14,865  8/01/23 (e).............       2.10                14,865,000
            Henrico County
            Education Development
            Authority
            (Infineon Technologies
            Richmond)
            Series 01 AMT
     4,000  3/01/31 (e).............       2.25                 4,000,000
            King George County
            IDA SWDR
            (Garnet of Virginia, Inc.)
            Series 96 AMT
     3,700  9/01/21 (e).............       2.25                 3,700,000
            Loudoun County IDA
            (Atlantic Coast Airlines)
            Series 01 AMT
     3,000  6/01/22 (e).............       2.15                 3,000,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Louisa County IDA
            (University of Virginia
            Health Services Foundation)
            Series 00
$    2,000  10/01/30 (e)............       2.10%           $    2,000,000
            Norfolk IDA
            (Ballentine Home Corp.)
            Series 99
     3,625  12/01/24 (e)............       2.10                 3,625,000
            Petersburg Hospital
            Facilities Authority
            (Southside Regional)
            Series 97
     4,525  7/01/17 (e).............       2.05                 4,525,000
                                                           --------------
                                                               74,175,000
                                                           --------------
            WASHINGTON-2.8%
            Issaquah Commercial
            Properties
            Series 01B
     7,000  2/15/21 (e).............       2.20                 7,000,000
            King County
            (Sewer Revenue Lien)
            Series B
     9,000  1/01/32.................       2.00                 9,000,000
            Port of Port Angeles
            IDR
            (Daishowa America
            Project)
            Series 92B AMT
     3,000  8/01/07 (e).............       2.15                 3,000,000
            Washington EDA IDR
            (Pacific Coast Shredding)
            Series 99D AMT
     5,600  8/01/14 (e).............       2.30                 5,600,000
            Washington Housing
            Finance Commission
            (Living Care Centers
            Project)
            Series 00
     7,950  10/01/30 (e)............       2.15                 7,950,000
            Washington Housing
            Finance Commission
            MFHR
            (Glenbrooke Apartments)
            Series 97A AMT
     7,840  7/01/29 (e).............       2.30                 7,840,000
            Washington Public Power
            (Public Power Supply
            System)
            Series 93A-3
     5,150  7/01/18 (e).............       1.90                 5,150,000
            Washington Public Power
            Supply System
            (Nuclear Project No. 1)
            Series 93 1A1
     3,800  7/01/17 (e).............       1.95                 3,800,000
                                                           --------------
                                                               49,340,000
                                                           --------------
            WEST VIRGINIA-0.6%
            Keyser IDR
            (Keyser Associates Project)
     1,400  7/01/14 (e).............       2.15                 1,400,000
            West Virginia Hospital
            Finance Authority
            (WVHA Pooled Loan
            Financing Project)
            Series 00A
     9,445  8/01/30 (e).............       2.08                 9,445,000
                                                           --------------
                                                               10,845,000
                                                           --------------
            WISCONSIN-2.5%
            Campbell Wisconsin IDA
            (Skipperliner Industries
            Project)
            Series 00 AMT
     4,895  5/01/20 (e).............       2.20                 4,895,000
            Manitowoc IDR
            (Jagemann Stamping Co.)
            Series 98 AMT
     1,618  4/01/11 (e).............       2.20                 1,618,000
            Wausau
            (Minnesota Mining
            & Manufacturing Co.
            Project)
     1,600  8/01/17 (e).............       2.27                 1,600,000
            Wisconsin HEFA
            (Aurora Health Care, Inc.)
            Series 99C
    10,000  2/15/29 (e).............       2.00                10,000,000
            (Grace Lutheran
            Foundation Project)
            Series 99
     2,555  7/01/14 (e).............       2.10                 2,555,000
            (University of Wisconsin
            Medical Project)
            Series 00
     8,800  5/01/30 (e).............       1.98                 8,800,000
            (Wheaton Franciscan
            Services)
            Series 97
    15,700  8/15/16 (e).............       2.08                15,700,000
                                                           --------------
                                                               45,168,000
                                                           --------------
            Total Municipal Bonds
            (amortized cost
            $1,630,233,795).........                        1,630,233,795
                                                           --------------
            COMMERCIAL
            PAPER-5.9%
            FLORIDA-0.3%
            Sarasota Public
            Hospital Revenue
            (Sarasota Memorial
            Hospital)
            Series C
     5,050  11/01/01................       2.05                 5,050,000
                                                           --------------

                            Alliance Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            GEORGIA-1.1%
            Municipal Electric
            Authority
            (Project One)
            Series 85A
$   18,620  1/10/02.................       2.55%           $   18,620,000
                                                           --------------
            INDIANA-0.3%
            Indianapolis Gas Utility
            Distribution System
            (Citizens Gas & Coke)
     6,000  12/03/01................       2.05                 6,000,000
                                                           --------------
            KENTUCKY-1.3%
            Pendleton County
            (Kentucky Association
            of County Leasing)
    11,885  11/08/01................       2.10                11,885,000
            (Kentucky Association
            of County Leasing)
    11,000  12/12/01................       2.10                11,000,000
                                                           --------------
                                                               22,885,000
                                                           --------------
            NEW JERSEY-0.8%
            New Jersey TRAN
            Series 02A
    15,000  11/09/01................       2.00                15,000,000
                                                           --------------
            TENNESSEE-0.4%
            Shelby County HEFA
            (Baptist Memorial
            Hospital Project)
            Series 00
     7,500  11/20/01................       2.10                 7,500,000
                                                           --------------
            TEXAS-1.2%
            Austin Utility System
            (Travis & Williamson
            County)
            Series A
     9,161  11/09/01................       2.05                 9,161,000
            Harris County Hospital
            District Revenue
            (Subordinated Lien
            Revenue Note)
            Series A
    12,863  11/01/01................       2.25                12,863,000
                                                           --------------
                                                               22,024,000
                                                           --------------
            VIRGINIA-0.5%
            Norfolk IDA
            (Sentara Hospital)
     8,000  11/09/01................       2.05                 8,000,000
                                                           --------------
            Total Commercial Paper
            (amortized cost
            $105,079,000)...........                          105,079,000
                                                           --------------
            TOTAL
            INVESTMENTS-96.8%
            (amortized cost
            $1,735,312,795).........                        1,735,312,795
            Other assets less
            liabilities-3.2%........                           57,371,531
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per
            share; 600,407,458
            Class A shares,
            1,023,707,501 Class B
            shares and 168,652,862
            Class C shares
            outstanding)............                       $1,792,684,326
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2001
(unaudited)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            AGENCIES-39.1%
            Federal Agricultural
            Mortgage Corp.
$   27,844  11/02/01................       1.08%           $   27,841,293
            Federal Home Loan Bank
    35,000  2.32%, 9/19/02 FRN......       2.32                35,000,000
    35,000  2.32%, 3/19/03 FRN......       2.32                35,000,000
    35,000  2.32%, 3/21/03 FRN......       2.37                34,975,912
     8,000  3.65%, 9/11/02..........       3.65                 8,000,000
    20,000  12/05/01................       3.37                19,936,345
            Federal Home Loan
            Mortgage Corp.
     6,000  3.72%, 8/27/02..........       3.72                 6,000,000
    30,000  12/20/01................       2.26                29,907,717
    30,000  11/21/01................       3.33                29,944,500
    25,000  12/06/01................       3.38                24,917,847
            Federal National
            Mortgage Association
    50,000  2.03%, 5/05/03 FRN......       2.11                49,942,095
    60,000  2.23%, 3/27/03 FRN......       2.31                59,933,190
    45,000  2.56%, 3/22/02 FRN......       2.56                45,000,000
    10,000  6.48%, 11/09/01.........       2.56                10,005,723
     9,000  11/15/01................       3.35                 8,988,275
    20,858  11/08/01................       3.41                20,844,190
            Student Loan Marketing
            Association FRN
    30,000  2.46%, 8/21/03..........       2.47                29,994,754
    40,000  2.53%, 12/12/01.........       2.54                39,999,565
    20,000  2.54%, 1/09/02..........       2.54                20,000,000
                                                           --------------
            Total U.S. Government
            Agencies
            (amortized cost
            $536,231,406)...........                          536,231,406
                                                           --------------
            COMMERCIAL
            PAPER-23.7%
            Abbott Laboratories
    14,100  11/08/01................       2.43                14,093,338
            Allied Irish Banks PLC
     3,000  11/05/01................       3.52                 2,998,827
            Banque Caisse
            d'Epargne L'Etat
     5,000  11/13/01................       3.30                 4,994,500
     5,000  12/17/01................       3.91                 4,975,019
            Bavaria Universal
            Funding Corp.
     5,000  11/02/01 (a)............       4.07                 4,999,435
            Bayerische
            Vereinsbank AG
     8,000  11/05/01................       2.50                 7,997,778
            Bristol-Myers Squibb Co.
    25,000  11/19/01................       2.29                24,971,375
            Canadian Imperial Bank
    13,000  11/15/01................       2.45                12,987,614
            CBA Finance, Inc.
            (Delaware)
    20,000  11/15/01................       2.46                19,980,867
            Clipper Receivables
            Corp.
    10,000  11/08/01................       2.52                 9,995,100
            CS First Boston, Inc.
     8,000  11/21/01 (a)............       3.94                 7,982,489
            CXC, Inc.
     3,000  11/15/01 (a)............       3.45                 2,995,975
            Dexia CLF Finance Co.
     6,000  11/26/01 (a)............       2.46                 5,989,750
     9,000  11/14/01 (a)............       3.43                 8,988,852
            HSBC Bank PLC
    12,000  12/17/01................       2.86                11,955,150
     6,000  11/19/01................       2.92                 5,991,240
            HVB Finance, Inc.
     6,000  11/26/01................       2.46                 5,989,750
            Merck & Co., Inc.
    11,018  11/20/01 (a)............       2.35                11,004,334
     8,000  11/29/01 (a)............       2.35                 7,985,378
            Montauk Funding Corp.
     5,000  11/20/01................       2.41                 4,993,640
            Morgan Stanley
            Dean Witter
    20,000  11/09/01................       2.55                19,988,667
            National Australia
            Funding, Inc.
    25,000  11/07/01................       2.49                24,989,625
            National Rural Utility
            Corp.
     7,000  11/09/01................       2.60                 6,995,956
            Nordea North America,
            Inc.
     6,000  11/08/01................       3.43                 5,995,998
            Sheffield Receivables
            Corp.
    20,000  11/05/01 (a)............       3.45                19,992,333
            Societe Generale NA, Inc.
    15,000  12/13/01................       2.31                14,959,575
            Suntrust Banks, Inc.
    20,000  11/13/01................       2.49                19,983,400
            Tasmanian Public
            Finance Corp.
     5,000  12/21/01 (a)............       2.52                 4,982,500
            Wal-Mart Stores, Inc.
    13,800  11/14/01 (a)............       2.35                13,788,289
            Wells Fargo Corp.
     6,000  12/10/01................       2.32                 5,984,920
     6,000  11/26/01................       2.53                 5,989,458
                                                           --------------
            Total Commercial Paper
            (amortized cost
            $325,521,132)...........                          325,521,132
                                                           --------------
            CERTIFICATES OF
            DEPOSIT-18.0%
            Bank of Intessa
     8,000  2.27%, 12/27/01.........       2.27                 8,000,062
     5,000  2.45%, 11/19/01.........       2.44                 5,000,012
     6,000  2.50%, 11/08/01.........       2.50                 6,000,006

                               Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            Bank of Montreal
$    5,000  2.45%, 11/15/01.........       2.45%           $    5,000,000
     6,000  2.50%, 11/08/01.........       2.50                 6,000,000
            Bank of Scotland
     5,000  2.37%, 11/19/01.........       2.37                 5,000,000
            Chase Manhattan Bank
    15,000  2.48%, 11/06/01.........       2.48                15,000,000
            Citibank NA
    10,000  3.43%, 11/30/01.........       3.43                10,000,000
            Credit Agricole Indosuez
    10,000  3.90%, 11/30/01.........       3.90                10,000,000
            CS First Boston, Inc.
    12,000  2.48%, 11/15/01.........       2.46                12,000,414
            Danske Bank
     5,000  3.55%, 2/11/02..........       3.54                 5,000,070
            Den Danske Corp.
     5,000  4.00%, 11/26/01.........       4.00                 5,000,034
            First Tennessee Bank
    20,000  2.50%, 11/05/01.........       2.50                20,000,000
            KBC (Kredietbank-Cera)
            Bank
     6,000  2.50%, 11/06/01.........       2.50                 6,000,000
            Landesbank
            Baden-Wurttemberg
     6,000  2.54%, 12/28/01.........       2.54                 6,000,047
    15,000  3.00%, 11/19/01.........       2.99                15,000,037
            Landesbank-Hessen-
            Thueringen
    12,000  2.54%, 11/30/01.........       2.54                12,000,000
            Lloyds Bank PLC
     6,000  2.52%, 11/26/01.........       2.42                 6,000,409
            Marshall & Ilsley Bank
    10,000  2.35%, 12/03/01.........       2.35                10,000,000
            Merita-Nordbanken
            PLC
    12,000  2.34%, 12/17/01.........       2.34                12,000,000
            Nordeutsche
            Landesbank
    16,000  2.24%, 11/30/01.........       2.24                16,000,000
            Southtrust Bank NA
    12,000  3.47%, 11/16/01.........       3.47                12,000,000
            State Street Bank &
            Trust Co.
    10,000  2.33%, 11/27/01.........       2.33                10,000,000
     9,000  3.45%, 11/15/01.........       3.45                 9,000,000
            Westdeutsche
            Landesbank
    10,000  3.55%, 11/15/01.........       3.55                10,000,000
            Westpac Bank
    10,000  3.95%, 11/19/01.........       3.91                10,000,173
                                                           --------------
            Total Certificates
            of Deposit
            (amortized cost
            $246,001,264)...........                          246,001,264
                                                           --------------
            REPURCHASE
            AGREEMENTS-12.8%
            Deutsche Bank
    25,000  2.26%, dated 10/25/01,
            due 12/26/01 in the
            amount of $25,097,306
            (cost $25,000,000;
            collateralized by
            $41,139,248 FNMAs,
            6.50% to 7.00%, due
            5/01/24 to 12/01/26,
            value $25,500,000) (b)..       2.26                25,000,000
            Goldman Sachs & Co.
    50,000  2.50%, dated 10/03/01,
            due 11/05/01 in the
            amount of $50,114,583
            (cost $50,000,000;
            collateralized by
            $81,374,233 FHLMCs and
            FNMAs, 5.50% to 9.50%,
            due 1/01/06 to 11/01/31,
            value $51,000,000)......       2.50                50,000,000
            Paribas Corp.
    60,000  2.56%, dated 10/30/01,
            due 11/01/01 in the
            amount of $60,008,533
            (cost $60,000,000;
            collateralized by
            $60,164,000 FHLMC,
            3.50%, due 9/15/03,
            value $61,319,562)......       2.56                60,000,000
            Salomon Smith Barney,
            Inc.
    40,000  2.26%, dated 10/25/01,
            due 12/24/01 in the
            amount of $40,150,667
            (cost $40,000,000;
            collateralized by
            $81,370,931 FHLMCs and
            FNMAs, 5.50% to 9.25%,
            due 2/01/07 to 10/01/31,
            value $40,954,000) (b)..       2.26                40,000,000
                                                           --------------
            Total Repurchase
            Agreements
            (amortized cost
            $175,000,000)...........                          175,000,000
                                                           --------------

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            CORPORATE
            OBLIGATIONS-7.5%
            Bank of America
$   20,000  12/27/01................       2.25%           $   20,000,000
            Beta Finance, Inc. FRN
     5,000  2.62%, 1/14/02 (a)......       2.62                 5,000,000
            Centauri Corp. USA, Inc.
     5,000  2.62%, 1/14/02 FRN (a)..       2.62                 5,000,000
     9,000  4.40%, 4/26/02 (a)......       4.37                 9,001,475
     4,000  4.42%, 4/25/02 (a)......       4.42                 4,000,000
            Hartford Life Insurance
            Co. FRN (a)
    10,000  2.64%, 12/03/01.........       2.64                10,000,000
            LaSalle National
            Bank NA
     6,000  2.83%, 11/19/01.........       2.83                 6,000,000
     6,000  3.40%, 11/13/01.........       3.40                 6,000,000
            Merrill Lynch & Co.,
            Inc. MTN
     4,000  4.18%, 6/05/02..........       4.18                 4,000,000
            Metlife Funding
            Agreement FRN
    14,000  2.64%, 1/02/02..........       2.64                14,000,000
            Sigma Finance, Inc.
            FRN MTN
     6,000  2.58%, 10/07/02 (a).....       2.59                 5,999,444
     5,000  2.63%, 11/01/01 (a).....       2.63                 5,000,000
            Toyota Motor Credit
            Corp. FRN
     4,000  2.48%, 5/15/02 (a)......       2.48                 4,000,000
            Travelers Life Funding
            Agreement FRN
     5,000  2.55%, 5/10/02 (c)......       2.55                 5,000,000
                                                           --------------
            Total Corporate
            Obligations
            (amortized cost
            $103,000,919)...........                          103,000,919
                                                           --------------
            TIME DEPOSIT-2.4%
            Deutsche Bank AG
    33,000  2.63%, 11/01/01
            (amortized cost
            $33,000,000)............       2.63                33,000,000
                                                           --------------
            TOTAL
            INVESTMENTS-103.5%
            (amortized cost
            $1,418,754,721).........                        1,418,754,721
            Other assets less
            liabilities-(3.5%)......                          (47,431,985)
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,371,336,523 Class A
            shares outstanding).....                       $1,371,322,736
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 2001
(unaudited)                 Alliance Institutional Reserves - Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                      Yield                     Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            OBLIGATIONS-108.2%
            U.S. TREASURY
            BILLS -101.5%
$   30,000  11/29/01................       2.15%           $   29,949,833
    25,000  11/29/01................       2.16                24,958,097
    15,000  11/15/01................       2.17                14,987,254
    40,000  1/24/02.................       2.17                39,796,534
    15,000  11/01/01................       2.20                15,000,000
    10,000  1/17/02.................       2.21                 9,952,944
    12,000  11/08/01................       2.23                11,994,797
    10,000  12/27/01................       2.24                 9,965,311
    30,000  11/08/01................       2.25                29,986,875
    10,000  12/06/01................       2.25                 9,978,222
    10,000  11/15/01................       2.26                 9,991,211
    20,000  11/23/01................       2.28                19,972,146
    50,000  11/23/01................       2.29                49,930,104
    35,000  11/15/01................       2.30                34,968,795
    25,000  11/15/01................       2.31                24,977,542
    10,000  12/13/01................       2.32                 9,973,050
    39,800  11/01/01................       2.34                39,800,000
    15,000  12/27/01................       2.34                14,945,633
    15,000  12/27/01................       2.35                14,945,400
    10,000  12/20/01................       2.56                 9,965,428
    10,000  12/20/01................       2.61                 9,964,747
    15,000  12/20/01................       2.62                14,946,917
    15,000  12/20/01................       2.63                14,946,713
    25,000  1/24/02.................       2.79                24,873,125
    15,000  12/13/01................       3.19                14,944,350
    10,000  12/13/01................       3.20                 9,963,017
    20,000  11/29/01................       3.22                19,950,222
    20,000  11/29/01................       3.35                19,948,278
    15,000  12/06/01................       3.35                14,951,583
     9,000  11/15/01................       3.36                 8,988,310
    15,000  11/29/01................       3.36                14,961,092
    15,000  11/15/01................       3.37                14,980,459
    20,000  12/06/01................       3.37                19,935,055
    15,000  11/01/01................       3.46                15,000,000
    25,000  11/08/01................       3.48                24,983,253
                                                           --------------
                                                              669,376,297
                                                           --------------
            U.S. TREASURY
            NOTES-6.7%
    25,000  1/31/02.................       2.20                25,244,160
    19,000  11/30/01................       3.48                19,035,700
                                                           --------------
                                                               44,279,860
                                                           --------------
            Total U.S. Government
            Obligations
            (amortized cost
            $713,656,157)...........                          713,656,157
                                                           --------------
            TOTAL
            INVESTMENTS-108.2%
            (amortized
            cost $713,656,157)......                          713,656,157
            Other assets less
            liabilities-(8.2%)......                          (54,083,218)
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            155,614,093 Class A
            shares, 233,386,252
            Class B shares and
            270,485,568 Class C
            shares outstanding).....                       $  659,572,939
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 2001 (unaudited)                       California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-86.5%
            CALIFORNIA-83.9%
            ABAG Finance
            Authority COP
            (Harker School
            Foundation)
            Series 98
$    2,725  1/01/23 (e).............       1.85%           $    2,725,000
            Alameda County IDA
            (Heat & Control, Inc.
            Project)
            Series 95A AMT
       810  11/01/25 (e)............       1.85                   810,000
            Auburn Union School
            District COP
            (Capital Improvement
            Project)
            Series 97
     6,440  12/01/23 (e)............       1.80                 6,440,000
            Big Bear Lake IDA
            (Southwest Gas Corp.)
            Series 93A AMT
       400  12/01/28 (e)............       1.85                   400,000
            California Economic
            Development Finance
            Authority
            (KQED, Inc. Project)
     3,750  4/01/20 (e).............       1.80                 3,750,000
            California Educational
            Facilities Authority
            (University of Judaism)
            Series 98A
     4,500  12/01/28 (e)............       1.90                 4,500,000
            California Health
            Facilities Financing
            Authority
            (Adventist Health
            System)
            Series 91A
     2,810  8/01/21 (e).............       2.05                 2,810,000
            California Pollution
            Control Finance
            Authority
            (West Valley
            Manufacturing Project)
            Series 97A AMT
     2,730  6/01/12 (e).............       2.40                 2,730,000
            California School Cash
            Reserve Authority
            (Pooled loan Program)
            Series 01A
     5,000  7/03/02.................       2.65                 5,043,953
            California State RAN
            Series B
    10,500  6/28/02 (e).............       2.28                10,500,000
            California Statewide
            Community Development
            Authority
            (Grundfos Pumps Corp.
            Project)
            Series 89
     4,000  5/01/09 (e).............       1.90                 4,000,000
            (Jewish Federation
            Council)
            Series 00A
       675  5/01/30 (e).............       1.90                   675,000
            (Robert Louis Stevenson
            School)
            Series 01
     1,000  1/01/31 (e).............       1.95                 1,000,000
            California Statewide
            Development Authority
            (APM, Inc. Project)
            Series 94A AMT
       150  6/01/04 (e).............       1.90                   150,000
            City of Vallejo COP
            (Capital Improvement
            Project)
            Series 00
     5,000  9/01/40 (e).............       2.05                 5,000,000
            Clovis Unified School
            District TRAN
     4,000  6/30/02.................       2.63                 4,016,067
            Contra Costa Board of
            Education TRAN
            Series 01
     2,500  7/02/02.................       2.65                 2,509,880
            Dublin Housing
            Authority MFHR
            (Park Sierra)
            Series 98A AMT
     1,600  6/01/28 (e).............       1.85                 1,600,000
            Fairfield IDA
            (Aitchison Family
            Partnership)
     3,500  4/01/12 (e).............       1.80                 3,500,000
            Fremont Public
            Finance Authority COP
            (Family Resources
            Center)
            Series 98
     1,450  8/01/28 (e).............       2.00                 1,450,000
            Fresno
            (Trinity Health Credit
            Group)
            Series 00C
     4,500  12/01/30 (e)............       1.90                 4,500,000
            Fresno County TRAN
     3,750  7/01/02.................       2.63                 3,771,067

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Fresno Sewer System
            FGIC Series 00A
$    1,600  9/01/25 (e).............       1.65%           $    1,600,000
            Fullerton IDA
            (PCL Packaging)
       300  12/01/04 (e)............       1.85                   300,000
            Golden Empire School
            Finance Authority
            (Kern High School)
            Series B
     3,000  12/01/24 (e)............       1.65                 3,000,000
            Indio Housing
            Authority MFHR
            (Smoketree Apartments)
            Series A
     4,800  12/01/07 (e)............       1.75                 4,800,000
            Kern County COP
            (Pooled Public Projects)
            Series B
     1,500  8/01/06 (e).............       1.65                 1,500,000
            Lancaster
            Redevelopment
            Agency MFHR
            (20th St. Apartments)
            Series 96C
     7,500  12/01/26 (e)............       1.80                 7,500,000
            Long Beach
            (Southeast Facility
            Lease Revenue)
            Series 95A
     1,058  12/01/18 (e)............       1.70                 1,058,000
            Los Angeles
            Community
            Development Agency
            (CMC Medical Plaza
            Partners)
            Series 85 AMT
       300  12/01/05 (e)............       1.90                   300,000
            Los Angeles
            Community
            Development Agency
            MFHR
            (Grand Promenade
            Project)
            Series 85
       800  12/01/10 (e)............       1.90                   800,000
            Los Angeles
            Community
            Redevelopment
            Agency MFHR
            (Skyline At Southpark)
            Series 85
     5,400  12/01/05 (e)............       1.85                 5,400,000
            Los Angeles County
            Housing Authority
            MFHR
            (Canyon Country Villas)
            Series 85H
     3,900  12/01/07 (e)............       1.85                 3,900,000
            Los Angeles County
            TRAN
     5,000  6/28/02.................       2.61                 5,036,347
            Los Angeles Department
            of Water & Power
            (Water System Revenue)
            Series 01B-1
     9,000  7/01/35 (e).............       1.80                 9,000,000
            Monrovia
            Redevelopment Agency
            (Holiday Inn Hotel
            Project)
            Series 84
     4,100  12/01/14 (e)............       2.20                 4,100,000
            Oakland-Alameda
            (Coliseum Project)
            Series 00C-1
       500  2/01/25 (e).............       1.70                   500,000
            (Coliseum Project)
            Series 00C-2
     2,000  2/01/25 (e).............       1.65                 2,000,000
            Orange County
            Authority Apartment
            Development
            (Aliso Creek Project)
            Series B
     2,070  11/01/22 (e)............       1.75                 2,070,000
            Orange County MFHR
            (Heritage Point
            Apartments)
            Series 92A
     4,350  5/01/22 (e).............       1.90                 4,350,000
            Otay Water District
            COP
            (Capital Projects)
            Series 96
     1,890  9/01/26 (e).............       1.75                 1,890,000
            Petaluma HFA MFHR
            (Oakmont At Petaluma)
            Series 96A AMT
       700  4/01/26 (e).............       1.95                   700,000
            Rancho Water District
            Financing Authority
     2,000  8/15/21 (e).............       1.60                 2,000,000

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                        California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            Rescue Unified School
            District COP FSA
$    3,830  10/01/25 (e)............       2.00%           $    3,830,000
            Riverside COP
            (Riverside County
            Public Facilities)
            Series 85A
     5,400  12/01/15 (e)............       1.85                 5,400,000
            Series 85C
     9,000  12/01/15 (e)............       1.70                 9,000,000
            Sacramento Sanitation
            District
            (Sacramento Regional)
            Series 00
       480  12/01/30 (e)............       1.65                   480,000
            San Dimas
            Redevelopment Agency
            (Diversified Shopping)
            Series 95
       200  12/01/05 (e)............       1.90                   200,000
            San Francisco
            Redevelopment Agency
            MFHR
            (Third & Mission)
            Series 99C AMT
     4,500  7/01/34 (e).............       1.70                 4,500,000
            Santa Clara County
            Hospital Facilities
            (Aces El Camino
            Hospital District)
            Series B
     8,300  8/01/15 (e).............       1.95                 8,300,000
            Saratoga School
            District FSA
            (Bridge Funding
            Project)
            Series 01
     5,000  9/01/26 (e).............       1.90                 5,000,000
            Simi Valley MFHR
            (Shadowridge Apartments)
            Series 89
     5,000  9/01/19 (e).............       1.75                 5,000,000
            South Coast Local
            Education Agency
            TRAN
     5,000  6/28/02.................       2.65                 5,019,431
            Southern California
            Public Power
            Authority FSA
            (Transmission Project)
            Series 00A
     6,400  7/01/23 (e).............       1.65                 6,400,000
            Union City IDA
            (Composite Issue)
            Series 86A-1 AMT
     1,000  12/01/06 (e)............       1.85                 1,000,000
            Vallejo
            (Water Revenue)
            Series 01A
     2,050  6/01/31 (e).............       1.85                 2,050,000
                                                           --------------
                                                              189,864,745
                                                           --------------
            PUERTO RICO-2.6%
            Puerto Rico Highway &
            Transportation
            Series 98A AMBAC
     3,500  7/01/28 (e).............       1.65                 3,500,000
            Puerto Rico Industrial,
            Medical, Higher
            Education &
            Environmental
            Authority
            (Ana G. Mendez
            University Systems
            Project)
            Series 98
     2,300  10/01/21 (e)............       1.90                 2,300,000
                                                           --------------
                                                                5,800,000
                                                           --------------
            Total Municipal Bonds
            (amortized cost
            $195,664,745)...........                          195,664,745
                                                           --------------
            COMMERCIAL
            PAPER-9.6%
            CALIFORNIA-9.6%
            California
            Infrastructural
            & Economic
            Development Bank
            (Salvation Army
            West Territory)
            Series 01
     1,500  11/13/01................       2.05                 1,500,000
            Los Angeles County
            MTA
            (Second Subordinate
            Sales Tax)
            Series A
     7,618  12/03/01................       2.00                 7,618,000
            (Second Subordinate
            Sales Tax)
            Series A
     4,000  11/09/01................       2.05                 4,000,000
            Port of Oakland
            Series B
     4,550  11/01/01................       1.95                 4,550,000
            Sacramento
            (Municipal Utility
            District)
            Series I
     1,100  11/01/01................       2.05                 1,100,000

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            University of California
            (Board of Regents)
$    3,070  11/01/01................       1.95%           $    3,070,000
                                                           --------------
            Total Commercial Paper
            (amortized cost
            $21,838,000)............                           21,838,000
                                                           --------------
            TOTAL
            INVESTMENTS-96.1%
            (amortized cost
            $217,502,745)...........                          217,502,745
            Other assets less
            liabilities-3.9%........                            8,826,370
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            14,061,772 Class A
            shares, 74,990,955
            Class B shares and
            137,276,388 Class C
            shares outstanding).....                       $  226,329,115
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
October 31, 2001 (unaudited)                         New York Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-96.2%
            NEW YORK-96.2%
            Albany IDA
            (Davies Office
            Refurbishing, Inc.)
            Series 95 AMT
$    1,995  9/01/15 (e).............       2.05%           $    1,995,000
            (Institute of History
            & Art)
            Series 99A
     2,130  6/01/04 (e).............       2.00                 2,130,000
            Dutchess County IDA
            (Samuel F.B. Morse
            Historic)
            Series 99
     1,400  2/01/29 (e).............       1.95                 1,400,000
            Islip IDA
            (Radiation Dynamics)
            Series 88A AMT
     1,000  1/01/09 (e).............       2.10                 1,000,000
            Jay Street
            Development Corp.
            (Jay Street Project)
            Series 01A-3
     3,100  5/01/21 (e).............       1.80                 3,100,000
            Long Island Power
            Authority
            (Electric Systems
            Subordinated Revenue)
            Series 01-2A
     2,900  5/01/33 (e).............       1.70                 2,900,000
            New York City GO
            Series 94E4-1
       300  8/01/21 (e).............       2.00                   300,000
            Series 95F-4
       500  2/15/20 (e).............       1.75                   500,000
            Series F-2
       300  2/15/12 (e).............       1.85                   300,000
            New York City Health
            & Hospital Authority
            Series 97F
     1,500  2/15/26 (e).............       1.70                 1,500,000
            New York City Housing
            Development Corp.
            (Ogden Avenue Project)
            Series 00A AMT
     1,500  6/01/32 (e).............       1.85                 1,500,000
            New York City Housing
            Development Corp.
            MFHR
            (Upper 5th Avenue
            Project)
            Series A
     1,300  1/01/16 (e).............       2.10                 1,300,000
            (Westmont Apartments)
            Series 00A
     1,600  7/01/30 (e).............       1.75                 1,600,000
            New York City IDA
            (Columbia Grammar
            & Preparatory School)
            Series 00
       600  9/30/31 (e).............       1.95                   600,000
            (Council on International
            Educational Exchange)
            Series 00
       900  2/01/20 (e).............       2.11                   900,000
            (Korean Airlines Co.
            Project)
            Series 97A AMT
       200  11/01/24 (e)............       1.95                   200,000
            (Korean Airlines Co.
            Project)
            Series 97B AMT
     1,500  11/01/24 (e)............       1.95                 1,500,000
            (P.S. Pibbs, Inc. Project)
            Series 01 AMT
       350  6/01/21 (e).............       2.15                   350,000
            New York City RAN
            Series 01
     1,000  4/12/02.................       2.02                 1,004,311
            New York City TFA
            (Future Tax Secured)
            Series 01A
       500  2/15/30 (e).............       1.80                   500,000
            (Future Tax Secured)
            Series 98A-1
     1,200  11/15/26................       1.80                 1,200,000
            Series 99A-2
     1,200  11/15/27 (e)............       1.75                 1,200,000
            New York City Water
            Finance Authority
            (Water & Sewer
            System Revenue)
            FGIC Series 94C
     1,400  6/15/23 (e).............       1.95                 1,400,000
            New York GO
            FGIC Series B
       900  10/01/22 (e)............       2.05                   900,000
            New York Local
            Government
            Assistance Corp.
            Series 94B
       300  4/01/23 (e).............       1.70                   300,000
            Series 95B
     1,000  4/01/25 (e).............       1.65                 1,000,000
            Series 95E
     1,000  4/01/25 (e).............       1.75                 1,000,000

                                               Alliance Institutional Reserves -
                                                     New York Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (d)                  Yield                     Value
--------------------------------------------------------------------------------
            New York State
            Dormitory Authority
            Revenue
            (Beverwyck, Inc.
            Project)
            Series 95
$      700  7/01/25.................       1.85%           $      700,000
            (Cornell University)
            Series 00B
       995  7/01/30 (e).............       1.90                   995,000
            (Oxford University
            Press, Inc.)
            Series 93
       700  7/01/23 (e).............       2.00                   700,000
            New York State ERDA
            (Con Edison Co.
            of New York)
            Series 01A-1 AMT
     2,500  6/01/36.................       1.85                 2,500,000
            New York State Power
            Authority
            Sub Series 1
     1,000  2/15/21 (e).............       1.70                 1,000,000
            Sub Series 5
     1,000  11/15/11 (e)............       1.70                 1,000,000
            New York Stater
            Dormitory Authority
            (Memorial
            Sloan-Kettering)
            Series 89A
     1,000  7/01/19 (e).............       2.00                 1,000,000
            Port Authority
            of New York &
            New Jersey
            (Versatile Structure
            OB-6)
            AMT
       700  12/01/17 (e)............       2.25                   700,000
            Suffolk County IDA
            (ADP, Inc. Project)
            Series 97
     1,500  4/01/18 (e).............       2.25                 1,500,000
            Triborough Bridge &
            Tunnel Authority FSA
            (Special Obligation)
            Series 00C
     1,500  1/01/31 (e).............       1.75                 1,500,000
            Westchester County IDA
            (Hebrew Hospital Senior
            Housing, Inc. Meadows)
            Series 00B
     1,400  7/01/10 (e).............       1.95                 1,400,000
            Yates County IDA
            (Keuka College Project)
            Series 00A
     1,400  9/01/20 (e).............       2.05                 1,400,000
                                                           --------------
            Total Municipal Bonds
            (amortized cost
            $45,974,311)............                           45,974,311
                                                           --------------
            COMMERCIAL
            PAPER-3.7%
            NEW YORK-3.7%
            Metropolitan Transit
            Authority BAN
            (Transit Facility
            Special Obligation)
            Series CP-1B
     1,300  12/06/01................       2.15                 1,300,000
            New York State GO
            (Environmental Quality)
            Series 98A
       500  12/05/01................       2.10                   500,000
                                                           --------------
            Total Commercial Paper
            (amortized cost
            $1,800,000) ............                            1,800,000
                                                           --------------
            TOTAL
            INVESTMENTS-99.9%
            (amortized cost
            $47,774,311)............                           47,774,311
            Other assets less
            liabilities-0.1%........                               31,992
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            44,106,000 Class A
            shares, 2,801,116
            Class B shares and
            899,187 Class C shares
            outstanding)............                       $   47,806,303
                                                           ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2001, these securities amounted to $1,017,914,243, representing 15.9% of net assets on the Prime Portfolio, and $146,705,354, representing 10.7% of net assets on the Trust Portfolio.

(b)   Repurchase agreement which is terminable within 7 days.

(c) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $83,000,000, representing 1.3% of net assets on the Prime Portfolio and $5,000,000 representing .4% of net assets on the Trust Portfolio (see Note A to the financial statements).

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC   American Municipal Bond Assurance Corporation
      AMT     Alternative Minimum Tax
      BAN     Bond Anticipation Note
      COP     Certificate of Participation
      EDA     Economic Development Authority
      ERDA    Energy Research & Development Authority
      FGIC    Financial Guaranty Insurance Company
      FHLB    Federal Home Loan Bank
      FHLMC   Federal Home Loan Mortgage Corporation
      FICO    Financing Corporation
      FNMA    Federal National Mortgage Association
      FRN     Floating Rate Note
      FSA     Financial Security Assurance, Inc.
      GNMA    Government National Mortgage Association
      GO      General Obligation
      HEFA    Health & Educational Facility Authority
      HFA     Housing Finance Agency/Authority
      IDA     Industrial Development Authority
      IDR     Industrial Development Revenue
      MBIA    Municipal Bond Investors Assurance
      MFHR    Multi-Family Housing Revenue
      MTA     Mass Transit Authority
      MTN     Medium Term Note
      PCR     Pollution Control Revenue
      RAN     Revenue Anticipation Note
      RFIN    Resolution Funding
      SWDR    Sewage Waste Disposal Revenue
      TFA     Transitional Finance Authority
      TRAN    Tax & Revenue Anticipation Note
      TVA     Tennessee Valley Authority

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2001 (unaudited)    Alliance Institutional Reserves
================================================================================

                                                      PRIME         GOVERNMENT      TAX-FREE
                                                    PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                  =============    ============    ============
INVESTMENT INCOME
   Interest ...................................   $ 121,157,080    $ 29,392,310    $ 19,191,212
                                                  -------------    ------------    ------------
EXPENSES
   Advisory fee (Note B) ......................       6,340,992       1,592,285       1,472,869
   Distribution fee--Class B ..................       1,352,958         361,193         422,226
   Distribution fee--Class C ..................         604,070         184,522         181,735
   Custodian ..................................         301,504         147,624         129,541
   Registration ...............................         242,274         109,681         138,420
   Printing ...................................          34,035           8,057           8,562
   Audit and legal ............................          28,920          12,838           7,803
   Transfer agency ............................          19,365          21,163          11,981
   Directors' fees ............................             300           2,000           2,500
   Miscellaneous ..............................          23,739           7,450           8,539
                                                  -------------    ------------    ------------
   Total expenses .............................       8,948,157       2,446,813       2,384,176
   Less: expense reimbursement ................        (650,136)       (308,813)       (307,346)
                                                  -------------    ------------    ------------
   Net expenses ...............................       8,298,021       2,138,000       2,076,830
                                                  -------------    ------------    ------------
   Net investment income ......................     112,859,059      27,254,310      17,114,382
                                                  -------------    ------------    ------------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions          48,586           8,979              -0-
                                                  -------------    ------------    ------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS ....................................   $ 112,907,645    $ 27,263,289      17,114,382
                                                  =============    ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                                                  CALIFORNIA     NEW YORK
                                        TRUST       TREASURY       TAX-FREE      TAX-FREE
                                      PORTFOLIO     PORTFOLIO    PORTFOLIO(a)   PORTFOLIO(b)
                                     ===========   ===========   ============   ===========
INVESTMENT INCOME
   Interest ......................   $23,799,535   $ 8,455,557    $ 2,561,544    $ 373,118
                                     -----------   -----------    -----------    ---------
EXPENSES
   Advisory fee (Note B) .........     2,807,597       484,261        216,733       32,807
   Distribution fee--Class B .....            -0-       21,121         38,758          419
   Distribution fee--Class C .....            -0-      379,091        159,212          944
   Registration ..................       146,825        36,879         21,279        3,942
   Custodian .....................       123,873        70,548         51,830       17,495
   Transfer agency ...............        13,076        13,614          3,771       11,164
   Printing ......................         7,941           310          4,720        4,086
   Audit and legal ...............         7,932         9,442          7,203        6,126
   Directors' fees ...............         3,400         2,000             60          300
   Offering and organization
     expenses ......................          -0-           -0-        20,424       21,280
   Miscellaneous .................         8,961         5,976             31          652
                                     -----------   -----------    -----------    ---------
   Total expenses ................     3,119,605     1,023,242        524,021       99,215
   Less: expense reimbursement ...            -0-     (138,769)      (109,318)     (65,045)
                                     -----------   -----------    -----------    ---------
   Net expenses ..................     3,119,605       884,473        414,703       34,170
                                     -----------   -----------    -----------    ---------
   Net investment income .........    20,679,930     7,571,084      2,146,841      338,948
                                     -----------   -----------    -----------    ---------
REALIZED GAIN ON
INVESTMENTS
   Net realized gain on investment
     transactions ................        14,629        47,392             -0-          -0-
                                     -----------   -----------    -----------    ---------
NET INCREASE IN
NET ASSETS FROM
OPERATIONS .......................   $20,694,559   $ 7,618,476    $ 2,146,841    $ 338,948
                                     ===========   ===========    ===========    =========

--------------------------------------------------------------------------------

(a) Commencement of operations, November 28, 2000.

(b) Commencement of operations, May 25, 2001.

    See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================

                                               PRIME PORTFOLIO                   GOVERNMENT PORTFOLIO
                                    ===================================   ===================================
                                    Six Months Ended                      Six Months Ended
                                    October 31, 2001       Year Ended     October 31, 2001      Year Ended
                                       (unaudited)       April 30, 2000      (unaudited)      April 30, 2000
                                    ================    ===============   ================    ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income .........   $   112,859,059    $   303,383,276    $    27,254,310    $    59,263,604
   Net realized gain on investment
      transactions ...............            48,586             96,525              8,979             25,349
                                     ---------------    ---------------    ---------------    ---------------
   Net increase in net assets from
      operations .................       112,907,645        303,479,801         27,263,289         59,288,953
DIVIDENDS TO
SHAREHOLDERS FROM:
   Net investment income
      Class A ....................       (57,122,256)      (165,502,816)       (12,597,483)       (30,758,525)
      Class B ....................       (47,615,740)      (124,416,397)       (12,284,525)       (25,350,290)
      Class C ....................        (8,121,063)       (13,464,063)        (2,372,302)        (3,154,789)
CAPITAL STOCK
TRANSACTIONS
   Net increase ..................       239,114,753      2,355,021,727         87,605,708        961,015,049
                                     ---------------    ---------------    ---------------    ---------------
   Total increase ................       239,163,339      2,355,118,252         87,614,687        961,040,398
NET ASSETS
   Beginning of period ...........     6,170,059,412      3,814,941,160      1,616,497,622        655,457,224
                                     ---------------    ---------------    ---------------    ---------------
   End of period .................   $ 6,409,222,751    $ 6,170,059,412    $ 1,704,112,309    $ 1,616,497,622
                                     ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                             TAX-FREE PORTFOLIO                      TRUST PORTFOLIO
                                     ==================================    ==================================
                                     Six Months Ended                      Six Months Ended
                                     October 31, 2001     Year Ended       October 31, 2001     Year Ended
                                        (unaudited)     April 30, 2000       (unaudited)      April 30, 2000
                                     ================   ===============    ================   ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income .........   $    17,114,382    $    40,684,229    $    20,679,930    $    60,707,214
   Net realized gain on investment
      transactions ...............                -0-                -0-            14,629              2,953
                                     ---------------    ---------------    ---------------    ---------------
   Net increase in net assets from
      operations .................        17,114,382         40,684,229         20,694,559         60,710,167
DIVIDENDS TO
SHAREHOLDERS FROM:
   Net investment income
      Class A ....................        (5,847,258)       (14,893,562)       (20,679,930)       (60,707,214)
      Class B ....................        (9,682,689)       (21,170,216)                -0-                -0-
      Class C ....................        (1,584,435)        (4,620,451)                -0-                -0-
CAPITAL STOCK
TRANSACTIONS
   Net increase ..................       580,503,029        380,902,632        184,560,027        347,451,317
                                     ---------------    ---------------    ---------------    ---------------
   Total increase ................       580,503,029        380,902,632        184,574,656        347,454,270
NET ASSETS
   Beginning of period ...........     1,212,181,297        831,278,665      1,186,748,080        839,293,810
                                     ---------------    ---------------    ---------------    ---------------
   End of period .................   $ 1,792,684,326    $ 1,212,181,297    $ 1,371,322,736    $ 1,186,748,080
                                     ===============    ===============    ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                              TREASURY PORTFOLIO                 CALIFORNIA TAX-FREE PORTFOLIO
                                      ==================================   =========================================
                                      Six Months Ended                     Six Months Ended
                                      October 31, 2001      Year Ended     October 31, 2001     November 28, 2000(a)
                                        (unaudited)       April 30, 2000      (unaudited)        to April 30, 2001
                                      ================    ==============   ================     ====================
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income .........     $   7,571,084      $  17,491,733      $   2,146,841         $     980,796
   Net realized gain on investment
      transactions ...............            47,392             35,328                 -0-                   -0-
                                       -------------      -------------      -------------         -------------
   Net increase in net assets from
      operations .................         7,618,476         17,527,061          2,146,841               980,796
DIVIDENDS TO
SHAREHOLDERS FROM:
   Net investment income
      Class A ....................        (2,305,672)        (2,125,723)          (126,552)              (17,670)
      Class B ....................          (565,471)        (1,152,637)          (817,710)             (255,263)
      Class C ....................        (4,699,941)       (14,213,373)        (1,202,579)             (707,863)
CAPITAL STOCK
TRANSACTIONS
   Net increase ..................       161,043,533         59,273,055        108,768,103           117,561,012
                                       -------------      -------------      -------------         -------------
   Total increase ................       161,090,925         59,308,383        108,768,103           117,561,012
NET ASSETS
   Beginning of period ...........       498,482,014        439,173,631        117,561,012                    -0-
                                       -------------      -------------      -------------         -------------
   End of period .................     $ 659,572,939      $ 498,482,014      $ 226,329,115         $ 117,561,012
                                       =============      =============      =============         =============

--------------------------------------------------------------------------------

(a) Commencement of operations.

    See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                                                 NEW YORK
                                                                 TAX-FREE
                                                                 PORTFOLIO
                                                            ===================
                                                            May 25, 2001(a) to
                                                             October 31, 2001
                                                                (unaudited)
                                                            ===================
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income .................................    $    338,948
                                                              ------------
   Net increase in net assets from operations ............         338,948
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ............................................        (325,170)
      Class B ............................................          (7,368)
      Class C ............................................          (6,410)
CAPITAL STOCK TRANSACTIONS
   Net increase ..........................................      47,806,303
                                                              ------------
   Total increase ........................................      47,806,303
NET ASSETS
   Beginning of period ...................................              -0-
                                                              ------------
   End of period .........................................    $ 47,806,303
                                                              ============

--------------------------------------------------------------------------------

(a) Commencement of operations.

    See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001 (unaudited)                     Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of seven Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio. The New York Tax-Free Portfolio commenced operations on May 25, 2001. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer all three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount on tax-exempt securities is credited to unrealized gain.

2. Organization and Offering Expense

Organization expense of $8,000 were charged to the California Tax-Free Portfolio as incurred prior to commencement of operations. Offering expenses of $40,500 have been deferred and are being amortized on a straight-line basis through November 28, 2001. Offering expenses of $48,500 were charged to the New York Tax-Free Portfolio as incurred prior to commencement of operations and have been deferred and are being amortized on a straight-line basis through May 25, 2002.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

5. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the six months ended October 31, 2001 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

6. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. For the six months ended October 31, 2001, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the six months ended October 31, 2001, reimbursement was $650,136, $308,813, $307,346, $138,769, $109,318 and $65,045 for the Prime,
Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (formerly Alliance Fund Services, Inc.) a wholly-owned subsidiary of the Adviser, under a Trans-

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

fer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust, Treasury and California Tax Free Portfolios was $9,000 per Portfolio; New York Tax-Free Portfolio was $7,500 per Portfolio for the period ended October 31, 2001.

For the six months ended October 31, 2001, the Fund's expenses were reduced by $5,423, $18,895, $688, $5,099, $1,344 and $201 for the Prime, Government,
Tax-Free, Trust, Treasury and California Tax-Free, respectively, under an expense offset arrangement with Alliance Global Investor Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios and .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At October 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At October 31, 2001, the Treasury Portfolio had accumulated undistributed net realized gains of $39,634. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 2001 of $10,634, which expires in 2005; the Government Portfolio had a capital loss carryforward of $111,439, of which $39,926 expires in 2002, $23,230 in 2003, $30,512 in 2004, $16,002 in the year 2005 and $1,769 in the year 2008; the
Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,170 expires in 2002, $76,925 in 2004, and $400 in 2005; the Trust Portfolio had a capital loss carryforward of $28,416, of which $26,165 expires in 2004, and $2,251 in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 102,500,000,000 shares authorized. The Board of Directors on December 6, 1999 approved the reduction of the par value of each share of common stock from $.01 to $.0005. At October 31, 2001, capital paid-in aggregated $6,409,184,799 on Prime Portfolio, $1,704,214,769 on Government Portfolio, $1,792,767,821 on Tax-Free Portfolio, $1,371,336,523 on Trust Portfolio, $659,485,913 on Treasury Portfolio, $226,329,115 on California Tax-Free Portfolio and $47,806,303 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                          Prime Portfolio
                                                ====================================
                                                Six Months Ended       Year Ended
                                                October 31, 2001        April 30,
                                                  (unaudited)              2001
                                                ===============      ===============
Class A
Shares sold ...............................      11,108,562,236       23,412,977,736
Shares issued on reinvestments of dividends          57,122,256          165,502,816
Shares redeemed ...........................     (11,203,665,515)     (22,052,389,235)
                                                ---------------      ---------------
Net increase (decrease) ...................         (37,981,023)       1,526,091,317
                                                ===============      ===============

                                                 Alliance Institutional Reserves
================================================================================

                                                          Prime Portfolio
                                                ====================================
                                                Six Months Ended       Year Ended
                                                October 31, 2001        April 30,
                                                  (unaudited)              2001
                                                ===============      ===============
Class B
Shares sold ...............................       3,741,882,405       11,334,268,412
Shares issued on reinvestments of dividends          47,615,740          124,416,397
Shares redeemed ...........................      (3,558,155,938)     (10,942,846,169)
                                                ---------------      ---------------
Net increase ..............................         231,342,207          515,838,640
                                                ===============      ===============

                                                Six Months Ended       Year Ended
                                                October 31, 2001        April 30,
                                                  (unaudited)              2001
                                                ================     ===============
Class C
Shares sold ...............................         386,771,225          719,581,902
Shares issued on reinvestments of dividends           8,121,063           13,464,063
Shares redeemed ...........................        (349,138,719)        (419,954,195)
                                                ---------------      ---------------
Net increase ..............................          45,753,569          313,091,770
                                                ===============      ===============

                                                        Government Portfolio
                                                ====================================
                                                Six Months Ended       Year Ended
                                                October 31, 2001        April 30,
                                                  (unaudited)              2001
                                                ================     ===============
Class A
Shares sold ...............................      2,004,682,065       4,147,524,977
Shares issued on reinvestments of dividends         12,597,483          30,758,525
Shares redeemed ...........................     (1,945,319,929)     (3,828,518,672)
                                                --------------      --------------
Net increase ..............................         71,959,619         349,764,830
                                                ==============      ==============

                                                Six Months Ended       Year Ended
                                                October 31, 2001        April 30,
                                                  (unaudited)              2001
                                                ================     ===============
Class B
Shares sold ...............................      1,266,711,719       2,902,847,557
Shares issued on reinvestments of dividends         12,284,525          25,350,290
Shares redeemed ...........................     (1,308,620,854)     (2,429,884,262)
                                                --------------      --------------
Net increase (decrease) ...................        (29,624,610)        498,313,585
                                                ==============      ==============

                                                Six Months Ended       Year Ended
                                                October 31, 2001        April 30,
                                                  (unaudited)              2001
                                                ================     ===============
Class C
Shares sold ...............................        409,513,351         431,175,463
Shares issued on reinvestments of dividends          2,372,302           3,154,789
Shares redeemed ...........................       (366,614,954)       (321,393,618)
                                                --------------      --------------
Net increase ..............................         45,270,699         112,936,634
                                                ==============      ==============

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                        Tax-Free Portfolio
                                                ===================================
                                                Six Months Ended      Year Ended
                                                October 31, 2001       April 30,
                                                  (unaudited)             2001
                                                ================    ===============
Class A
Shares sold ...............................      1,811,196,557       2,520,394,226
Shares issued on reinvestments of dividends          5,847,258          14,893,562
Shares redeemed ...........................     (1,651,884,128)     (2,506,985,017)
                                                --------------      --------------
Net increase ..............................        165,159,687          28,302,771
                                                ==============      ==============

                                                Six Months Ended      Year Ended
                                                October 31, 2001       April 30,
                                                  (unaudited)             2001
                                                ================    ===============
Class B
Shares sold ...............................      1,300,593,403       1,610,521,059
Shares issued on reinvestments of dividends          9,682,689          21,170,216
Shares redeemed ...........................       (902,488,519)     (1,391,095,277)
                                                --------------      --------------
Net increase ..............................        407,787,573         240,595,998
                                                ==============      ==============

                                                Six Months Ended      Year Ended
                                                October 31, 2001       April 30,
                                                  (unaudited)             2001
                                                ================    ===============
Class C
Shares sold ...............................        184,630,897         521,961,598
Shares issued on reinvestments of dividends          1,584,435           4,620,451
Shares redeemed ...........................       (178,659,563)       (414,578,186)
                                                --------------      --------------
Net increase ..............................          7,555,769         112,003,863
                                                ==============      ==============

                                                          Trust Portfolio
                                                ===================================
                                                Six Months Ended      Year Ended
                                                October 31, 2001       April 30,
                                                  (unaudited)             2001
                                                ================    ===============
Class A
Shares sold ...............................      1,671,085,425       3,028,953,712
Shares issued on reinvestments of dividends         20,679,930          60,707,214
Shares redeemed ...........................     (1,507,205,328)     (2,742,209,609)
                                                --------------      --------------
Net increase ..............................        184,560,027         347,451,317
                                                ==============      ==============

                                                        Treasury Portfolio
                                                ===================================
                                                Six Months Ended      Year Ended
                                                October 31, 2001       April 30,
                                                  (unaudited)             2001
                                                ================    ===============
Class A
Shares sold ...............................        180,191,023         325,606,418
Shares issued on reinvestments of dividends          2,305,672           2,125,721
Shares redeemed ...........................       (183,969,835)       (174,538,900)
                                                --------------      --------------
Net increase (decrease) ...................         (1,473,140)        153,193,239
                                                ==============      ==============

                                                 Alliance Institutional Reserves
================================================================================

                                                     Treasury Portfolio
                                              =================================
                                              Six Months Ended     Year Ended
                                              October 31, 2001      April 30,
                                                 (unaudited)          2001
                                              ================   ==============
Class B
Shares sold ...............................     492,843,152         193,868,472
Shares issued on reinvestments of dividends         565,471           1,152,637
Shares redeemed ...........................    (277,828,397)       (262,579,031)
                                               ------------      --------------
Net increase (decrease) ...................     215,580,226         (67,557,922)
                                               ============      ==============

                                              Six Months Ended     Year Ended
                                              October 31, 2001      April 30,
                                                 (unaudited)          2001
                                              ================   ==============
Class C
Shares sold ...............................     810,876,213       1,541,930,979
Shares issued on reinvestments of dividends       4,699,941          14,213,373
Shares redeemed ...........................    (868,639,707)     (1,582,506,614)
                                               ------------      --------------
Net decrease ..............................     (53,063,553)        (26,362,262)
                                               ============      ==============

                                                California Tax-Free Portfolio
                                              ==================================
                                              Six Months Ended  January 9, 2001*
                                              October 31, 2001         to
                                                 (unaudited)     April 30, 2001
                                              ================  ================
Class A
Shares sold ...............................      25,896,741         6,727,883
Shares issued on reinvestments of dividends         126,552            17,670
Shares redeemed ...........................     (18,406,977)         (300,097)
                                                -----------        ----------
Net increase ..............................       7,616,316         6,445,456
                                                ===========        ==========

                                              Six Months Ended  November 28, 2000(a)
                                              October 31, 2001           to
                                                 (unaudited)       April 30, 2001
                                              ================  ====================
Class B
Shares sold ...............................      144,132,224       70,468,502
Shares issued on reinvestments of dividends          817,710          255,263
Shares redeemed ...........................     (102,709,406)     (37,973,338)
                                                ------------      -----------
Net increase ..............................       42,240,528       32,750,427
                                                ============      ===========

                                              Six Months Ended   December 20, 2000*
                                              October 31, 2001           to
                                                 (unaudited)       April 30, 2001
                                              ================   ==================
Class C
Shares sold ...............................      314,184,282       344,639,669
Shares issued on reinvestments of dividends        1,202,579           707,863
Shares redeemed ...........................     (256,475,602)     (266,982,403)
                                                ------------      ------------
Net increase ..............................       58,911,259        78,365,129
                                                ============      ============

--------------------------------------------------------------------------------

* Commencement of distribution.

(a) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                 New York
                                                                 Tax-Free
                                                                 Portfolio
                                                             ================
                                                              May 25, 2001(a)
                                                                    to
                                                             October 31, 2001
                                                                (unaudited)
                                                             ================
Class A
Shares sold ..............................................      104,900,046
Shares issued on reinvestments of dividends ..............          325,170
Shares redeemed ..........................................      (61,119,216)
                                                               ------------
Net increase .............................................       44,106,000
                                                               ============

                                                              August 2, 2001*
                                                                    to
                                                             October 31, 2001
                                                                (unaudited)
                                                             ================
Class B
Shares sold ...............................................       3,311,880
Shares issued on reinvestments of dividends ...............           7,368
Shares redeemed ...........................................        (518,132)
                                                                 ----------
Net increase ..............................................       2,801,116
                                                                 ==========

                                                              June 28, 2001*
                                                                    to
                                                             October 31, 2001
                                                                (unaudited)
                                                             ================
Class C
Shares sold ...............................................       1,630,186
Shares issued on reinvestments of dividends ...............           6,410
Shares redeemed ...........................................        (737,409)
                                                                 ----------
Net increase ..............................................         899,187
                                                                 ==========

--------------------------------------------------------------------------------

(a) Commencement of operations.

*  Commencement of distribution.

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Prime Portfolio
                                             -----------------------------------------------------------------------------
                                                                                 CLASS A
                                             -----------------------------------------------------------------------------
                                             Six Months
                                                Ended
                                             October 31,                        Year Ended April 30,
                                                 2001          ===========================================================
                                             (unaudited)         2001         2000         1999        1998          1997
                                             ===========       =======      =======      =======      =======      =======
Net asset value, beginning of period ...       $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               -------         -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ..............         .0183           .0612        .0540        .0518        .0552        .0530
                                               -------         -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income ...        (.0183)         (.0612)      (.0540)      (.0518)      (.0552)      (.0530)
                                               -------         -------      -------      -------      -------      -------
Net asset value, end of period .........       $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               =======         =======      =======      =======      =======      =======
Total Return
Total investment return based on net
   asset value (b) .....................          1.83%           6.31%        5.54%        5.31%        5.68%        5.44%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $3,277          $3,314       $1,788       $1,671       $1,765         $867
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................           .20%(c)         .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and
     reimbursements ....................           .22%(c)         .23%         .24%         .24%         .24%         .29%
   Net investment income (a) ...........          3.62%(c)        6.01%        5.39%        5.16%        5.52%        5.31%

                                                                                      Prime Portfolio
                                                                  -----------------------------------------------------
                                                                                          CLASS B
                                                                  -----------------------------------------------------
                                                                  Six Months                                 August 14,
                                                                     Ended                                    1998(d)
                                                                  October 31,       Year Ended April 30,         to
                                                                     2001           ====================      April 30,
                                                                  (unaudited)         2001         2000         1999
                                                                  ===========       =======      =======     ==========
Net asset value, beginning of period .......................        $  1.00         $  1.00      $  1.00      $  1.00
                                                                    -------         -------      -------      -------
Income From Investment Operations
Net investment income (a) ..................................          .0178           .0602        .0530        .0358
                                                                    -------         -------      -------      -------
Less: Dividends
Dividends from net investment income .......................         (.0178)         (.0602)      (.0530)      (.0358)
                                                                    -------         -------      -------      -------
Net asset value, end of period .............................        $  1.00         $  1.00      $  1.00      $  1.00
                                                                    =======         =======      =======      =======
Total Return
Total investment return based on net asset value (b) .......           1.78%           6.20%        5.44%        3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................         $2,619          $2,387       $1,871         $536
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .............            .30%(c)         .30%         .30%         .30%(c)
   Expenses, before waivers and reimbursements .............            .32%(c)         .33%         .34%         .36%(c)
   Net investment income (a) ...............................           3.52%(c)        5.93%        5.44%        4.82%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                       Prime Portfolio
                                                               -----------------------------------------------------------
                                                                                           CLASS C
                                                               -----------------------------------------------------------
                                                                Six Months                                       July 13,
                                                                  Ended                                           1998(d)
                                                               October 31,          Year Ended April 30,            to
                                                                   2001            ======================        April 30,
                                                               (unaudited)           2001           2000           1999
                                                               ===========         =======        =======       ==========
Net asset value, beginning of period ......................      $  1.00           $  1.00        $  1.00        $  1.00
                                                                 -------           -------        -------        -------
Income From Investment Operations
Net investment income (a) .................................        .0170             .0587          .0515          .0392
                                                                 -------           -------        -------        -------
Less: Dividends
Dividends from net investment income ......................       (.0170)           (.0587)        (.0515)        (.0392)
                                                                 -------           -------        -------        -------
Net asset value, end of period ............................      $  1.00           $  1.00        $  1.00        $  1.00
                                                                 =======           =======        =======        =======
Total Return
Total investment return based on net asset value (b) ......         1.70%             6.04%          5.28%          3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...................         $514              $468           $155            $38
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ............          .45%(c)           .45%           .45%           .45%(c)
   Expenses, before waivers and reimbursements ............          .47%(c)           .49%           .50%           .51%(c)
   Net investment income (a) ..............................         3.36%(c)          5.65%          5.29%          4.70%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Government Portfolio
                                             -----------------------------------------------------------------------------
                                                                                  CLASS A
                                             -----------------------------------------------------------------------------
                                              Six Months
                                                Ended
                                             October 31,                          Year Ended April 30,
                                                 2001          ===========================================================
                                             (unaudited)         2001         2000         1999         1998         1997
                                             ===========       =======      =======      =======      =======      =======
Net asset value, beginning of period ...       $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               -------         -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ..............         .0178           .0604        .0527        .0505        .0543        .0519
                                               -------         -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income ...        (.0178)         (.0604)      (.0527)      (.0505)      (.0543)      (.0519)
                                               -------         -------      -------      -------      -------      -------
Net asset value, end of period .........       $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               =======         =======      =======      =======      =======      =======
Total Return
Total investment return based on net
   asset value (b) .....................          1.79%           6.22%        5.40%        5.18%        5.58%        5.33%
Ratios/Supplemental Data
Net assets, end of period (in millions)           $864            $792         $442         $394         $275         $327
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................           .20%(c)         .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and
     reimbursements ....................           .24%(c)         .27%         .27%         .29%         .28%         .35%
   Net investment income (a) ...........          3.49%(c)        5.91%        5.30%        5.01%        5.43%        5.22%

                                                                                           Government Portfolio
                                                                         ----------------------------------------------------
                                                                                                  CLASS B
                                                                         ----------------------------------------------------
                                                                          Six Months                                August 07,
                                                                            Ended                                     1998(d)
                                                                         October 31,        Year Ended April 30,        to
                                                                            2001           =====================     April 30,
                                                                         (unaudited)         2001         2000         1999
                                                                         ===========       =======      ========    ==========
Net asset value, beginning of period ................................      $  1.00         $  1.00      $  1.00      $  1.00
                                                                           -------         -------      -------      -------
Income From Investment Operations
Net investment income (a) ...........................................        .0173           .0594        .0516        .0361
                                                                           -------         -------      -------      -------
Less: Dividends
Dividends from net investment income ................................       (.0173)         (.0594)      (.0516)      (.0361)
                                                                           -------         -------      -------      -------
Net asset value, end of period ......................................      $  1.00         $  1.00      $  1.00      $  1.00
                                                                           =======         =======      =======      =======
Total Return
Total investment return based on net asset value (b) ................         1.74%           6.12%        5.29%        3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions) .............................         $666            $696         $198         $136
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ......................          .30%(c)         .30%         .30%         .30%(c)
   Expenses, before waivers and reimbursements ......................          .34%(c)         .37%         .37%         .41%(c)
   Net investment income (a) ........................................         3.40%(c)        5.78%        5.19%        4.73%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                    Government Portfolio
                                                                 ----------------------------------------------------------
                                                                                           CLASS C
                                                                 ----------------------------------------------------------
                                                                  Six Months                                    October 21,
                                                                     Ended                                        1998(d)
                                                                  October 31,         Year Ended April 30,          to
                                                                     2001            ======================      April 30,
                                                                 (unaudited)           2001           2000          1999
                                                                 ============        =======        =======     ===========
Net asset value, beginning of period ........................      $  1.00           $  1.00        $  1.00       $  1.00
                                                                   -------           -------        -------       -------
Income From Investment Operations
Net investment income (a) ...................................        .0165             .0579          .0502         .0243
                                                                   -------           -------        -------       -------
Less: Dividends
Dividends from net investment income ........................       (.0165)           (.0579)        (.0502)       (.0243)
                                                                   -------           -------        -------       -------
Net asset value, end of period ..............................      $  1.00           $  1.00        $  1.00       $  1.00
                                                                   =======           =======        =======       =======
Total Return
Total investment return based on net asset value (b) ........         1.66%             5.96%          5.14%         2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................         $174              $128            $16            $3
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ..............          .45%(c)           .45%           .45%          .45%(c)
   Expenses, before waivers and reimbursements ..............          .49%(c)           .52%           .52%          .56%(c)
   Net investment income (a) ................................         3.21%(c)          5.51%          5.11%         4.55%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Tax-Free Portfolio
                                           ----------------------------------------------------------------------------------
                                                                                 CLASS A
                                           ----------------------------------------------------------------------------------
                                           Six Months
                                              Ended
                                           October 31,                            Year Ended April 30,
                                              2001          =================================================================
                                           (unaudited)        2001          2000          1999           1998          1997
                                           ===========      =======       =======        =======        ======        =======
Net asset value, beginning of period....     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a)...............       .0122          .0387         .0342          .0321         .0363          .0347
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment
   income...............................      (.0122)        (.0387)       (.0342)        (.0321)       (.0363)        (.0347)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based on
   net asset value (b)..................        1.22%          3.95%         3.47%          3.26%         3.70%          3.53%
Ratios/Supplemental Data
Net assets, end of period
   (in millions)........................        $600           $435          $407           $256          $294           $183
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................         .20%(c)        .20%          .20%           .20%          .20%           .20%
   Expenses, before waivers and
     reimbursements.....................         .24%(c)        .26%          .28%           .28%          .28%           .33%
   Net investment income (a)............        2.42%(c)       3.88%         3.45%          3.22%         3.61%          3.46%

                                                                                          Tax-Free Portfolio
                                                                       ------------------------------------------------------
                                                                                                CLASS B
                                                                       ------------------------------------------------------
                                                                       Six Months                                  August 17,
                                                                          Ended                                      1998(d)
                                                                       October 31,      Year Ended April 30,           to
                                                                          2001         =====================        April 30,
                                                                       (unaudited)       2001          2000           1999
                                                                       ===========     =======        ======        =========
Net asset value, beginning of period .............................       $  1.00         $ 1.00        $ 1.00        $  1.00
                                                                         -------        -------        ------        -------
Income From Investment Operations
Net investment income (a).........................................         .0117          .0378         .0333          .0210
                                                                         -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..............................        (.0117)        (.0378)       (.0333)        (.0210)
                                                                         -------        -------        ------        -------
Net asset value, end of period....................................       $  1.00        $  1.00        $ 1.00        $  1.00
                                                                         =======        =======        ======        =======
Total Return
Total investment return based on net asset value (b)..............          1.17%          3.85%         3.37%          2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions)...........................        $1,024           $616          $375           $193
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements....................           .30%(c)        .30%          .30%           .30%(c)
   Expenses, before waivers and reimbursements....................           .34%(c)        .36%          .37%           .42%(c)
   Net investment income (a)......................................          2.29%(c)       3.67%         3.37%          2.88%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                     Tax-Free Portfolio
                                                                 ----------------------------------------------------------
                                                                                            CLASS C
                                                                 ----------------------------------------------------------
                                                                  Six Months                                   September 8,
                                                                     Ended                                       1998(d)
                                                                  October 31,         Year Ended April 30,         to
                                                                     2001            ======================      April 30,
                                                                 (unaudited)           2001           2000         1999
                                                                 ============        =======        =======    ============
Net asset value, beginning of period ........................      $  1.00           $  1.00        $  1.00       $  1.00
                                                                   -------           -------        -------       -------
Income From Investment Operations
Net investment income (a) ...................................        .0110             .0363          .0318         .0184
                                                                   -------           -------        -------       -------
Less: Dividends
Dividends from net investment income ........................       (.0110)           (.0363)        (.0318)       (.0184)
                                                                   -------           -------        -------       -------
Net asset value, end of period ..............................      $  1.00           $  1.00        $  1.00       $  1.00
                                                                   =======           =======        =======       =======
Total Return
Total investment return based on net asset value (b) ........         1.10%             3.69%          3.22%         1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................         $169              $161            $49            $2
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ..............          .45%(c)           .45%           .45%          .45%(c)
   Expenses, before waivers and reimbursements ..............          .49%(c)           .51%           .51%          .57%(c)
   Net investment income (a) ................................         2.18%(c)          3.52%          3.23%         2.69%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Trust Portfolio
                                            -----------------------------------------------------------------------------------
                                                                                  CLASS A
                                            -----------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                            Year Ended April 30,
                                               2001           =================================================================
                                            (unaudited)         2001            2000         1999          1998           1997
                                            ===========       =======         =======       =======       =======       =======
Net asset value, beginning of period .....    $  1.00         $  1.00         $  1.00       $  1.00       $  1.00       $  1.00
                                              -------         -------         -------       -------       -------       -------
Income From Investment Operations
Net investment income ....................      .0168           .0584(a)        .0511(a)      .0489(a)      .0523(a)      .0492(a)
                                              -------         -------         -------       -------       -------       -------
Less: Dividends
Dividends from net investment
   income ................................     (.0168)         (.0584)         (.0511)       (.0489)       (.0523)       (.0492)
                                              -------         -------         -------       -------       -------       -------
Net asset value, end of period ...........    $  1.00         $  1.00         $  1.00       $  1.00       $  1.00       $  1.00
                                              =======         =======         =======       =======       =======       =======
Total Return
Total investment return based on net
   asset value (b) .......................       1.68%           6.01%           5.23%         5.01%         5.37%         5.04%
Ratios/Supplemental Data
Net assets, end of period
   (in millions) .........................     $1,371          $1,187            $839          $795          $391          $176
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ......................        .50%(c)         .50%            .50%          .50%          .49%          .50%
   Expenses, before waivers and
     reimbursements ......................        .50%(c)         .51%            .52%          .55%          .54%          .57%
   Net investment income .................       3.31%(c)        5.79%(a)        5.13%(a)      4.85%(a)      5.23%(a)      4.93%(a)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                         Treasury Portfolio
                                                                       ---------------------------------------------------
                                                                                               CLASS A
                                                                       ---------------------------------------------------
                                                                       Six Months                                June 29,
                                                                          Ended                                   1998(d)
                                                                       October 31,       Year Ended April 30,       to
                                                                           2001          ====================    April 30,
                                                                       (unaudited)         2001         2000       1999
                                                                       ===========       =======      =======    =========
Net asset value, beginning of period ..............................      $  1.00         $  1.00      $  1.00    $  1.00
                                                                         -------         -------      -------    -------
Income From Investment Operations
Net investment income (a) .........................................        .0168           .0576        .0504      .0401
                                                                         -------         -------      -------    -------
Less: Dividends
Dividends from net investment income ..............................       (.0168)         (.0576)      (.0504)    (.0401)
                                                                         -------         -------      -------    -------
Net asset value, end of period ....................................      $  1.00         $  1.00      $  1.00    $  1.00
                                                                         =======         =======      =======    =======
Total Return
Total investment return based on net asset value (b) ..............         1.69%           5.93%        5.15%      4.09%
Ratios / Supplemental Data
Net assets, end of period (in millions) ...........................         $156            $157           $4         $4
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....................          .20%(c)         .20%         .20%       .20%(c)
   Expenses, before waivers and reimbursements ....................          .26%(c)         .26%         .59%      1.42%(c)
   Net investment income (a) ......................................         3.32%(c)        4.99%        5.03%      4.82%(c)

                                                                                          Treasury Portfolio
                                                                       -----------------------------------------------------
                                                                                                CLASS B
                                                                       -----------------------------------------------------

                                                                       Six Months                               December 31,
                                                                          Ended                                   1998(d)
                                                                       October 31,       Year Ended April 30,        to
                                                                           2001          ====================    April 30,
                                                                       (unaudited)         2001         2000       1999
                                                                         =======         =======      =======   ============
Net asset value, beginning of period ..............................      $  1.00         $  1.00      $  1.00     $  1.00
                                                                         -------         -------      -------     -------
Income From Investment Operations
Net investment income (a) .........................................        .0163           .0566        .0494       .0143
                                                                         -------         -------      -------     -------
Less: Dividends
Dividends from net investment income ..............................       (.0163)         (.0566)      (.0494)     (.0143)
                                                                         -------         -------      -------     -------
Net asset value, end of period ....................................      $  1.00         $  1.00      $  1.00     $  1.00
                                                                         =======         =======      =======     =======
Total Return
Total investment return based on net asset value (b) ..............         1.64%           5.83%        5.05%       1.44%
Ratios / Supplemental Data
Net assets, end of period (in millions) ...........................         $233             $18          $85         $15
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ....................          .30%(c)         .30%         .30%        .30%(c)
   Expenses, before waivers and reimbursements ....................          .35%(c)         .37%         .47%       1.08%(c)
   Net investment income (a) ......................................         2.68%(c)        5.48%        5.04%       4.42%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                    Treasury Portfolio
                                                               -----------------------------------------------------------
                                                                                          CLASS C
                                                               -----------------------------------------------------------
                                                                Six Months                                     October 15,
                                                                  Ended                                          1998(d)
                                                               October 31,          Year Ended April 30,           to
                                                                   2001            ======================       April 30,
                                                               (unaudited)           2001          2000           1999
                                                               ===========         =======        =======      ===========
Net asset value, beginning of period ......................      $  1.00           $  1.00        $  1.00        $  1.00
                                                                 -------           -------        -------        -------
Income From Investment Operations
Net investment income (a) .................................        .0155             .0551          .0479          .0248
                                                                 -------           -------        -------        -------
Less: Dividends
Dividends from net investment income ......................       (.0155)           (.0551)        (.0479)        (.0248)
                                                                 -------           -------        -------        -------
Net asset value, end of period ............................      $  1.00           $  1.00        $  1.00        $  1.00
                                                                 =======           =======        =======        =======
Total Return
Total investment return based on net asset value (b) ......         1.56%             5.67%          4.89%          2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...................         $271              $324           $350            $33
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ............          .45%(c)           .45%           .45%           .45%(c)
   Expenses, before waivers and reimbursements ............          .51%(c)           .53%           .56%           .99%(c)
   Net investment income (a) ..............................         3.10%(c)          5.46%          5.06%          4.27%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                          California
                                                                                                      Tax-Free Portfolio
                                                                                                ------------------------------
                                                                                                           CLASS A
                                                                                                ------------------------------
                                                                                                Six Months          January 9,
                                                                                                   Ended              2001(d)
                                                                                                October 31,             to
                                                                                                    2001             April 30,
                                                                                                (unaudited)            2001
                                                                                                ===========         ==========
Net asset value, beginning of period ..............................................               $  1.00             $  1.00
                                                                                                  -------             -------
Income From Investment Operations
Net investment income (a) .........................................................                 .0111               .0081
                                                                                                  -------             -------
Less: Dividends
Dividends from net investment income ..............................................                (.0111)             (.0081)
                                                                                                  -------             -------
Net asset value, end of period ....................................................               $  1.00             $  1.00
                                                                                                  =======             =======
Total Return
Total investment return based on net asset value (b) ..............................                  1.12%                .82%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...........................................                   $14                  $6
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (c) ................................                   .20%                .20%
   Expenses, before waivers and reimbursements (c) ................................                   .30%                .45%
   Net investment income (a)(c) ...................................................                  2.14%               2.76%

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                           California
                                                                                      Tax-Free Portfolio
                                                                                -------------------------------
                                                                                            CLASS B
                                                                                -------------------------------
                                                                                Six Months         November 28,
                                                                                   Ended              2000(e)
                                                                                October 31,             to
                                                                                   2001              April 30,
                                                                                (unaudited)            2001
                                                                                ===========        ============
Net asset value, beginning of period ....................................         $  1.00             $  1.00
                                                                                  -------             -------
Income From Investment Operations
Net investment income (a) ...............................................           .0106               .0117
                                                                                  -------             -------
Less: Dividends
Dividends from net investment income ....................................          (.0106)             (.0117)
                                                                                  -------             -------
Net asset value, end of period ..........................................         $  1.00             $  1.00
                                                                                  =======             =======
Total Return
Total investment return based on net asset value (b) ....................            1.07%               1.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) .................................             $75                 $33
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (c) ......................             .30%                .30%
   Expenses, before waivers and reimbursements (c) ......................             .40%                .75%
   Net investment income (a)(c) .........................................            2.11%               2.76%

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                          California
                                                                                       Tax-Free Portfolio
                                                                                 -----------------------------
                                                                                             CLASS C
                                                                                 -----------------------------
                                                                                 Six Months       December 20,
                                                                                    Ended           2000 (d)
                                                                                 October 31,           to
                                                                                    2001            April 30,
                                                                                 (unaudited)          2001
                                                                                 ===========      ============
Net asset value, beginning of period ....................................          $  1.00          $  1.00
                                                                                   -------          -------
Income From Investment Operations
Net investment income (a) ...............................................            .0099            .0091
                                                                                   -------          -------
Less: Dividends
Dividends from net investment income ....................................           (.0099)          (.0091)
                                                                                   -------          -------
Net asset value, end of period ..........................................          $  1.00          $  1.00
                                                                                   =======          =======
Total Return
Total investment return based on net asset value (b) ....................              .99%             .92%
Ratios/Supplemental Data
Net assets, end of period (in millions) .................................             $137              $78
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements (c) ......................              .45%             .45%
   Expenses, before waivers and reimbursements (c) ......................              .55%             .69%
   Net investment income (a)(c) .........................................             1.89%            2.52%

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   New York
                                                              Tax-Free Portfolio
                                                             -------------------
                                                                   CLASS A
                                                             -------------------
                                                               May 25, 2001(e)
                                                             to October 31, 2001
                                                                 (unaudited)
                                                             ===================

Net asset value, beginning of period .......................      $   1.00
                                                                  --------
Income From Investment Operations
Net investment income (a) ..................................         .0090
                                                                  --------
Less: Dividends
Dividends from net investment income .......................        (.0090)
                                                                  --------
Net asset value, end of period .............................      $   1.00
                                                                  ========
Total Return
Total investment return based on net asset value (b) .......           .91%
Ratios/Supplemental Data
Net assets, end of period (in millions) ....................           $44
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .............           .20%(c)
   Expenses, before waivers and reimbursements .............           .60%(c)
   Net investment income (a) ...............................          2.08%(c)

                                                                  New York
                                                             Tax-Free Portfolio
                                                             -------------------
                                                                   CLASS B
                                                             -------------------
                                                              August 2, 2001(d)
                                                             to October 31, 2001
                                                                 (unaudited)
                                                             ===================

Net asset value, beginning of period ......................       $  1.00
                                                                  -------
Income From Investment Operations
Net investment income (a) .................................         .0044
                                                                  -------
Less: Dividends
Dividends from net investment income ......................        (.0044)
                                                                  -------
Net asset value, end of period ............................       $  1.00
                                                                  =======
Total Return
Total investment return based on net asset value (b) ......           .44%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...................            $3
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ............           .30%(c)
   Expenses, before waivers and reimbursements ............           .70%(c)
   Net investment income (a) ..............................          1.76%(c)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   New York
                                                              Tax-Free Portfolio
                                                             -------------------
                                                                    CLASS C
                                                             -------------------
                                                              June 28, 2001(d)
                                                             to October 31, 2001
                                                                 (unaudited)
                                                             ===================

Net asset value, beginning of period ......................       $  1.00
                                                                  -------
Income From Investment Operations
Net investment income (a) .................................         .0058
                                                                  -------
Less: Dividends
Dividends from net investment income ......................        (.0058)
                                                                  -------
Net asset value, end of period ............................       $  1.00
                                                                  =======
Total Return
Total investment return based on net asset value (b) ......           .58%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...................            $1
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ............           .45%(c)
   Expenses, before waivers and reimbursements ............           .86%(c)
   Net investment income (a) ..............................          1.70%(c)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d)   Commencement of distribution.

(e)   Commencement of operations.

                                                 Alliance Institutional Reserves
================================================================================

Alliance Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Ronald M. Whitehill, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Raymond J. Papera, Senior Vice President
William E. Oliver, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
Frances M. Dunn, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

(1)   Member of the audit committee.

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

                                                                    INTRESSR1001